As filed with the Securities and Exchange Commission on ______________, 1997

                 Registration No. ___________

     SECURITIES AND EXCHANGE COMMISSION
          Washington, D.C.  20549
              _______________

                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. ______

      Post-Effective Amendment No. _____

                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. _____

        THE DRESHER FAMILY OF FUNDS
(Exact Name of Registrant as Specified in Charter)

715 Twining Road, Suite 202, Dresher, Pennsylvania 19025
  (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code:
               (215) 881-7000

        Jeffrey C. Brown, President
        The Dresher Family of Funds
715 Twining Road, Suite 202, Dresher, Pennsylvania 19025
  (Name and Address of Agent for Service)

        Copies of communications to:

        Stephen T. Burdumy, Esquire
Klehr, Harrison, Harvey, Branzburg & Ellers
             1401 Walnut Street
      Philadelphia, Pennsylvania 19102

Approximate Date of Proposed General Offering: As soon as practical after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

DECLARATION PURSUANT TO RULE 24F-2: Pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended, Registrant is registering an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Registrant has not filed a Rule 24f-2 Notice because it has not sold any securities pursuant to this declaration during the most recent fiscal year.


                   PART A
           CROSS REFERENCE SHEET

        THE DRESHER FAMILY OF FUNDS
   THE DRESHER COMPREHENSIVE GROWTH FUND
    THE DRESHER CLASSIC RETIREMENT FUND


Part A Item                            Prospectus Caption


Cover Page                             Cover Page


Synopsis                               Expenses


Condensed Financial Information        Inapplicable


General Description of the Fund        Cover Page; The Funds; Investment
                                       Objectives and Management Techniques;
                                       Investment Policies and Restrictions;
                                       Risks and Other Considerations; Trust
                                       Management -- Portfolio Turnover;
                                       Appendix A; Appendix B

Management of the Fund                 Trust Management


Management's Discussion of Fund        Inapplicable
Performance


Capital Stock and Other Securities     Dividends, Distributions and Taxes;
                                       General Information


Purchase of Securities Being Offered   How to Purchase Shares; Trust
                                       Management -- Distribution Plan


Redemption or Repurchase               How to Redeem Shares


Pending Legal Proceedings              Inapplicable



    THE DRESHER COMPREHENSIVE GROWTH FUND
    THE DRESHER CLASSIC RETIREMENT FUND

THE DRESHER COMPREHENSIVE GROWTH FUND (THE
"COMPREHENSIVE GROWTH FUND") AND THE DRESHER
CLASSIC RETIREMENT FUND (THE "CLASSIC RETIREMENT
FUND;" AND TOGETHER WITH THE COMPREHENSIVE
GROWTH FUND, THE "FUNDS") are two portfolios of mutual
funds that offer investors easy access to actively managed funds.
Both Funds are diversified by asset class and feature a core component of domestic and international stock funds for growth potential, combined with bond funds and money market funds for greater price stability. The Investment Manager has the flexibility to take full advantage of changing markets and favorable asset classes.
The Investment Manager monitors hundreds of mutual funds,
analyzing the relative attractiveness of various funds to identify and select a mix of underlying funds in order to achieve each Fund's goals.  The Comprehensive Growth Fund is a no-load aggressive growth fund which seeks capital appreciation without regard to current income. The Classic Retirement Fund is a no-load moderate growth fund which seeks moderate capital appreciation and
significant income.  Both Funds pursue their investment objectives by investing exclusively in shares of other mutual funds (except for holdings in cash or cash equivalents). The level of diversification the Funds obtain from being invested in a number of underlying funds is intended to reduce the risks associated with an investment in a single
underlying fund.   By investing in the Funds, you bear not only the
Funds' expenses, but also the expenses of the underlying funds. THE FUNDS' STRATEGY OF INVESTING IN OTHER MUTUAL
FUNDS RESULTS IN GREATER EXPENSES THAN YOU
WOULD INCUR IF YOU WERE TO INVEST IN THE SAME
FUNDS DIRECTLY. The Funds are diversified investment portfolios of The Dresher Family of Funds, an open-end management investment company (the "Trust").

ABOUT THIS PROSPECTUS: THIS PROSPECTUS PROVIDES
YOU WITH CONCISE INFORMATION THAT YOU SHOULD
KNOW BEFORE YOU DECIDE IF THE FUNDS PROVIDE THE
INVESTMENT OPPORTUNITIES YOU SEEK.  READ IT
CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information in the Statement of Additional Information (the "SAI") dated ___________________, 1997 (as amended from time to time). The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated in this Prospectus by reference (which means that it is legally considered part of this Prospectus even though it is not printed here). This Prospectus is available electronically by using the Trust's World Wide Web address: http://www.national-advisory.com. To get a free paper copy of this Prospectus or the SAI, call the Trust at (215) 881-7000. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference herein, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION,
NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

          PROSPECTUS: June __, 1997


                   EXPENSES

The table below does not reflect any of the operating costs and investment advisory fees of the underlying funds. By investing in the Funds, you bear not only the Funds' expenses detailed below, but also the expenses of the underlying funds. You would not incur the Funds' expenses detailed below if you were to perform your own asset allocation, fund review and analysis and invest in the underlying funds directly.

SHAREHOLDER TRANSACTION EXPENSES


                                        Comprehensive     Classic
                                           Growth       Retirement
                                            Fund           Fund


Sales charge on purchases                   None           None


Sales charge on reinvested dividends        None           None


Deferred sales charge                       None           None


Exchange fees                               None           None


Redemption fee<F1>                          None           None


1. A wire transfer fee is charged by the Funds' Custodian in the case of redemptions made by wire. Such fee is subject to change and is currently $10.00.

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)


                                        Comprehensive    Classic
                                           Growth       Retirement
                                            Fund           Fund



Fund selection and management fees<F1>      0.95%          0.95%


12b-1 fees<F2>                              0.25%          0.25%


Other expenses<F3>                          0.00%          0.00%


Total Fund operating expenses               1.20%          1.20%


<F1> Based on average daily net assets.  The Investment Manager will voluntarily waive each Fund's fees and expenses to the extent necessary to keep total Fund operating expenses no greater than 0.95% (not including the 12b-1 fee expenses). Unlike most other mutual funds, the management fees paid by the Funds include transfer agency, pricing, custodial, auditing, legal services, and general administrative and other operating expenses. Management fees paid by the Funds do not include brokerage commissions, transaction charges, taxes, fees and expenses of non-interested Trustees or extraordinary expenses.

<F2> Based on average daily net assets.   The 12b-1 fee is an
     asset-based sales charge as defined in the Rules of Fair Practice of the National Association of Securities Dealers (the "Rules").
     See "Fund Management -- Distribution Plan." The existence of this charge may cause long-term shareholders to pay more in total sales charges than the economic equivalent of the maximum front-end sales charges permitted under the Rules.
     In addition, the underlying funds in which the Funds invest may impose 12b-1 or service fees. Such 12b-1 and/or service fees will be paid by an underlying fund imposing such fees to the Distributor. The Distributor will, in turn, after payment of its expenses, reimburse a portion of any such 12b-1 or service fees received from an underlying fund to the Fund that invested in shares of such underlying fund. Such payments will be made on the timetable and in accordance with the discussion herein under the caption "Fund
     Management -- Execution of Portfolio Transactions."

<F3> Does not include fees and expenses of the non-interested
     Trustees, brokerage commissions, transaction charges, and taxes, which are estimated to be less than .01% of net assets, or extraordinary expenses.



EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:


                                       1 YEAR      3 YEARS


Comprehensive Growth Fund                $12         $37


Classic Retirement Fund                  $12         $37


The purpose of the foregoing table is to assist you in understanding the various costs and expenses that an investor in either Fund will bear, directly or indirectly. See "Fund Management -- Advisory Fee -- Expenses Borne by Each Fund." The Funds are newly formed and the amounts set forth above are based on estimated expenses and net assets. THE EXAMPLE SET FORTH IN THE FOREGOING
TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION
OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY
BE GREATER OR LESSER THAN THOSE SHOWN.

                  THE FUNDS

The Dresher Family of Funds was organized as a Delaware business trust on March 26, 1997. The Trust is registered as an open-end management investment company under the Investment Company
Act of 1940 (the "1940 Act"). The Trust is a diversified investment company for purposes of the 1940 Act because all of its assets will be represented by securities of other investment companies or cash (or cash equivalents). Many of the underlying funds in which the Funds invest will themselves be diversified investment companies.
The level of diversification the Funds obtain from being invested in a number of underlying funds is intended to reduce the risks associated with an investment in a single underlying fund. The Funds intend to qualify as diversified investment companies for purposes of Subchapter M of the Internal Revenue Code (the "Code"). The Trust currently consists of two separate series portfolios: the Comprehensive Growth Fund and the Classic Retirement Fund. Each
Fund is managed separately and has its own investment objectives and strategies designed to meet its respective investment goals. Investment in shares of one or more of the Funds involves risks. There can be no assurance that the Funds' investment objectives will be achieved. See "Risks and Other Considerations."


     INVESTMENT OBJECTIVES AND MANAGEMENT TECHNIQUES

Each Fund seeks to achieve its investment objective by investing exclusively (other than cash or cash equivalents) in a portfolio of other open-end "mutual funds." (The mutual funds in which the Funds may invest are referred to in this Prospectus as the "underlying funds.") The Funds will purchase securities of other investment companies only as permitted under the 1940 Act, including any exemptive relief granted by the SEC. A Fund will, under normal circumstances, maintain its assets in a number of underlying funds. However, when market conditions dictate, up to 100% of the assets of either Fund may be invested in cash or cash equivalents. Each
Fund may invest in identical types of mutual funds. Of course, the percentage of each Funds' assets will vary based upon the investment objective.

     THE DRESHER COMPREHENSIVE GROWTH FUND: This Fund is an aggressive growth fund which seeks capital appreciation without regard to current income. Under normal market conditions, at least 75% of its assets at the time of investment will be invested in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. The allocation of the assets of the Fund are expected to result in the Fund being exposed to more risk than the Classic Retirement Fund.

     THE DRESHER CLASSIC RETIREMENT FUND: This
Fund is a moderate growth fund which seeks moderate capital appreciation and significant income. The mutual funds comprising this Fund will invest in common stocks, preferred stocks, bonds and other fixed income securities. Under normal market conditions, no more than 65% of its assets at the time of investment will be invested in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock.
Each Fund's investment objective is non-fundamental and may be changed by the Board of Trustees of the Trust (the "Board of Trustees") without approval by the shareholders of that Fund. You would be notified in writing at least 30 days before a change in the investment objective of a Fund. If there is a change in investment objective, you should consider whether the particular Fund remains an appropriate investment in light of your then current financial position and needs.

The underlying funds may, but need not, have the same investment objectives, policies and limitations as the Fund. Each Fund can elect to redeem (subject to the 1% limitation discussed under the caption "Risks and Other Considerations") its investment in an underlying fund if that action is considered necessary or appropriate.

ACTIVE MANAGEMENT

The Funds will be under the active management of an investment manager and staff experienced in assessing mutual funds. See "Trust Management -- Investment Manager, Distributor, and Transfer
Agent." The Investment Manager will seek to take advantage of changing markets, economic conditions and underlying fund management changes by relying on public sources of information as well as proprietary techniques.

The Investment Manager selects underlying funds in which to invest based, in part, upon an analysis of their past performance (absolute, relative and risk-adjusted), management style, and investment objectives and policies. The Investment Manager also considers other factors in the selection of underlying funds, including, but not limited to, asset size, liquidity, expense ratios, quality of shareholder services, reputation and tenure of portfolio managers, industry classification represented in their portfolios, and specific portfolio holdings.

ASSET ALLOCATION

The assets of the Funds will be invested in a mix of asset classes.
This tactic is usually referred to as "asset allocation." Since the performance of asset types does not always move in the same direction at the same time, investing in a mix of asset classes or types can help improve performance and reduce volatility. Thus, the Investment Manager will manage the risk to a certain extent by varying the concentration of asset categories. Each Fund seeks to meet its investment objectives by investing in a different mix of stock funds, bond funds and money market funds. Both Funds are designed to provide exposure to the growth potential of the stock market in varying degrees and are suitable for intermediate or long-term investing as well as retirement saving.

Each Fund will allocate its assets among a number of general types of mutual funds, including, without limitation: aggressive growth, growth and income, equity income, small company, sector/speciality, foreign stock, global stock, balanced, income, convertible bond, high-yield bond, corporate bond, government bond, foreign bond, global bond, municipal bond, short-term world income and money market.
The underlying funds may, among other things, seek capital growth and appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants); seek a combination of capital appreciation and current income
(including income from dividends, income from interest, growth of income or any combination thereof) by investing primarily in common stocks, preferred stocks, bonds and other fixed income securities (including convertible preferred stock and convertible debentures); seek high current income by investing primarily in long- or short-term bonds and other fixed income securities (such as securities issued, guaranteed or insured by the U.S. government, commercial paper, preferred stock, convertible preferred stock or convertible debentures); and seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short-term money market instruments which have remaining maturities not exceeding one year (including U.S. government securities, bank obligations, commercial paper, corporate debt securities and repurchase agreements). (Certain additional investments which the underlying funds may make, and certain risks associated with the underlying funds' investments, are described in Appendix B to this Prospectus.)

It is unlikely that at any particular time either Fund will have all of its assets invested in only one of these general types of underlying funds, and each Fund may maintain at least some nominal investment in many of these fund types on an ongoing basis. The Investment
Manager will vary the portfolio of each type of underlying fund based on the mix of such funds that, in the Investment Manager's view, is most likely to achieve each Fund's investment objective. All investments involved risk, and there is no assurance that the investment objectives of the Funds will be achieved.

In allocating assets among general types of underlying funds, the Investment Manager will employ both fundamental and technical analyses to assess relative risk and reward potential in the financial markets, with the goal of achieving each Fund's investment objective. The allocation process goes beyond the basic determination of the degree to which the Funds' assets would be invested in equity funds versus bond funds. The Investment Manager engages in continual research with regard to evolving opportunities in various asset subclasses, including investment discipline (e.g., "growth investment" vs. "value investing"), market capitalization (e.g., "small company" vs. "blue chip") geo-economic considerations (i.e., "domestic" vs. foreign"), fixed-income security maturities (i.e., "short-term" vs. "long-term") and sector/industry relation (e.g., "basic materials" vs. "consumer non-durables" or "aerospace/defense" vs. "electric utilities").

Generally, in seeking the Funds' objectives, the Investment Manager will alter the composition of each Fund's portfolio as economic and market trends change. Each Fund's portfolio may vary considerably among equity, bond, and money market mutual funds as these changes occur.

Each Fund may also deposit cash in a money market deposit account maintained by the Fund's Custodian (i) for temporary defensive purposes (without monetary limitation) when and to the extent that, in the judgment of the Investment Manager, other investments involve unreasonable risk, or (ii) as may be considered necessary by the Investment Manager to accumulate cash in order to meet anticipated redemptions. To the extent that such balances exceed $100,000, such deposits are not protected by federal insurance.

     INVESTMENT POLICIES AND RESTRICTIONS

Each Fund has adopted certain fundamental investment policies.
These policies may not be changed without the vote of a majority of that Fund's outstanding votes, as defined under "General Information
-- Voting Rights." Each Fund has also adopted certain investment policies that are not fundamental and therefore may be changed by the Board of Trustees without shareholder approval. Under each Fund's fundamental investment policies, each Fund (1) may purchase securities of any issuer only when consistent with the maintenance of such Fund's status as a diversified company under the 1940 Act, (2) may not invest 25% or more of its assets in the securities of mutual funds that concentrate themselves (i.e., invest 25% or more of their assets) in any one industry, provided that the Fund (a) may indirectly invest 25% or more of its assets in one industry if the underlying funds invest their assets in the same industry and (b) will invest more than 25% of its assets in mutual funds, and (3) may purchase or sell commodities, commodities contracts, or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets only to the extent permitted under the 1940 Act, including any exemptive relief granted by the SEC.

Under each Fund's non-fundamental investment policies, each Fund may not (1) invest more than 15% of its net assets in illiquid securities, (2) invest for the purpose of exercising control or management of another issuer, (3) purchase securities of other investment companies, except as permitted under the 1940 Act, including any exemptive relief granted by the SEC, or (4) purchase securities of any closed-end investment company or any investment company the shares of which are not registered in the United States.


        RISKS AND OTHER CONSIDERATIONS

Any investment in a mutual fund involves risk. Although the Funds will invest in a number of underlying funds, this practice does not eliminate investment risk. Some of the underlying funds in which the Funds invest may involve more risk than others. For example, the underlying funds may invest some or all of their assets in a broad array of corporate bonds which are not considered investment grade bonds by Standard & Poor's Corporation or Moody's Investor
Services, Inc., or which are unrated; foreign securities and foreign currency transactions; convertible and debt securities, including, without limitation, master demand notes, illiquid securities and warrants; and the investments described in Appendix B to this Prospectus. The underlying funds may also lend their portfolio securities; sell securities short; borrow money in amounts up to some designated percentage of their assets for investment purposes; write
(sell) or purchase call or put options on securities or on stock indexes; concentrate 25% or more of their total assets in assets in one industry; enter into futures contracts or repurchase agreements; and write (sell) or purchase options on futures contracts. Some of the risks associated with these investment policies are described in Appendix B to this Prospectus.

Through its investment in underlying funds, each Fund indirectly may invest more than 25% of its assets in one industry. Such indirect concentration of the Fund's assets may subject the shares of that Fund to greater fluctuation in value than would be the case in the absence of such concentration.

Each Fund, together with any "affiliated persons" (as defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of any underlying fund. For this purpose, shares of underlying funds held by private discretionary investment advisory accounts managed by the Investment Manager will be aggregated with those held by the Fund. Accordingly, when affiliated persons and other accounts managed by the Investment Manager hold shares of any of the underlying funds, the Funds' ability to invest fully in shares of those funds is restricted, and the Investment Manager must then in some instances select alternative investments that would not have been its first preference.

Under certain circumstances, an underlying fund may determine to make a payment for redemption of its shares to the Fund wholly or partly by a distribution "in kind" of securities from its portfolio in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an underlying fund until the Investment Manager determines that it is appropriate to dispose of such securities. Such disposition may entail additional costs to the affected Fund.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Investment
Manager. Therefore, the investment adviser of an underlying fund may be purchasing securities of the same issuer whose securities are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to the Funds without accomplishing any investment purpose.

An investor in either Fund will bear not only its proportionate share of the expenses of such Fund but also, indirectly, similar expenses of the underlying funds. These expenses consist of advisory fees, expenses related to the distribution of shares, brokerage commissions, accounting, pricing and custody expenses, printing, legal and audit expenses and other miscellaneous expenses. In addition, as a result of the Funds' policies of investing in other mutual funds, an investor may receive taxable capital gains distributions to a greater extent than would be the case if the investor invested directly in the underlying funds. See "Dividends, Distributions and Taxes."

Each Fund may purchase shares of underlying funds which charge a redemption fee. A redemption fee is a fee imposed by an underlying fund upon shareholders (such as a Fund) redeeming shares of such fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if a Fund were to invest in an underlying fund and, as a result of redeeming shares in such underlying fund, incur a redemption fee, the redeeming Fund would bear such redemption fee. In addition, the underlying funds may incur distribution expenses in the form of "Rule 12b-1 fees" or service fees. In the event a Fund purchases shares of an underlying fund that imposes Rule 12b-1 or service fees, such Rule 12b-1 or service fees may be paid by such underlying funds to the Distributor. The Distributor, in turn, will, after payment of its expenses, reimburse to the Funds a portion of the excess Rule 12b-1 or service fees received from the underlying funds. For a description of such arrangements, please see the discussion under the caption "Trust Management -- Execution of Portfolio Transactions." The Funds will not, however, invest in shares of a mutual fund that is sold with a contingent deferred sales load.

The 1940 Act currently provides that any underlying fund is not required to redeem any shares held by the Funds in excess of 1% of the underlying fund's outstanding shares in any 30-day period, and any of the Funds' holdings in excess of that amount may be considered illiquid. However, since the Funds have elected to reserve the right to pay redemption requests in investment securities, these positions may be treated as liquid.

The Investment Manager and/or its affiliates have been providing financial services to individuals, qualified retirement programs, estates and other business entities since 1984. Although the Investment Manager has substantial experience and expertise in assessing mutual funds for its clients, the Investment Manager has no previous experience in advising a mutual fund. In addition, the Funds are newly formed and have no operating history upon which an investor may assess investment performance.

               TRUST MANAGEMENT

TRUSTEES AND OFFICERS

The business and affairs of the Trust, and thus of each Fund, are managed under the direction of the Board of Trustees. By virtue of the responsibilities assumed by NFA as Investment Manager (see below), the Trust has no executive employees other than its officers, each of whom is employed by NFA or its affiliates and none of whom devotes full time to the affairs of the Trust. No officer, director or employee of NFA or any of its affiliates receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each Trustee who is not an officer, director or employee of NFA or any of its affiliates a fee of $100 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses.

INVESTMENT MANAGER, DISTRIBUTOR, AND TRANSFER AGENT

The Trust has retained as its investment adviser National Financial Advisors, Inc. ("NFA" or the "Investment Manager"), 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025, an investment management organization founded in 1992. NFA is actively engaged in providing investment management services to trusts, institutions and high-income individuals and is registered under the Investment Advisers Act of 1940. The Investment Manager has not been sponsored, recommended or approved, nor have its abilities or qualifications been passed upon, by the SEC or any other governmental agency.

NFA is a wholly owned subsidiary of The National Advisory Group, Inc. ("The Group"), a Pennsylvania corporation with interests primarily in the financial services industry. The Group also owns all of the shares of NFA Brokerage Services, Inc. (the "NFA Brokerage" or the "Distributor"), the NASD mutual funds only broker/dealer through which shares of each Fund are being offered. The Trust has entered into a Distribution Agreement with NFA Brokerage under which each Fund will pay NFA Brokerage for distribution services as permitted under the Trust's Distribution Plan. See "Distribution Plan." The Group also owns all of the shares of National Shareholder Services, Inc., a Pennsylvania corporation ("NSS" or the "Transfer Agent"), which will serve as the Fund's transfer agent, dividend paying agent and shareholder service agent. Jeffrey C. Brown (President of The Group and President of NFA) and Larissa N.
Patrylak (Vice President of The Group and Controller of NFA) each own 50% of the outstanding capital stock of The Group and therefore each is deemed to be in control of NFA, NFA Brokerage and NSS.

Subject to the supervision and direction of the Board of Trustees, NFA, as Investment Manager, manages each Fund's portfolio in accordance with the stated policies of that Fund. NFA makes investment decisions for each Fund and places the purchase and sale orders for portfolio transactions. In addition, NFA furnishes office facilities and clerical and administrative services, pays the salaries of all officers and employees who are employed by both it and the Trust and, subject to the direction of the Board of Trustees, is responsible for the overall management of the business affairs of each Fund, including the provision of personnel for recordkeeping, the preparation of governmental reports and responding to shareholder communications.

The Investment Manager receives from each Fund as compensation for its services an annual fee of 0.95% on each Fund's average daily net assets. The fee is paid monthly and calculated on the basis of the
month's net assets.   Unlike most mutual funds, the management fees
paid by the Funds to NFA include transfer agency, pricing, custodial, auditing and legal services, and general administrative and other operating expenses of each Fund except as noted below under "Expenses Borne by Each Fund."

Jeffrey C. Brown is the person primarily responsible for the management of the portfolio of each of the Funds. Mr. Brown has been President of The Group since 1984 and of The Group's affiliated entities since each of their formation. Mr. Brown has been a Trustee of the Trust since its inception.

EXPENSES BORNE BY EACH FUND

Each Fund pays all expenses not assumed by the Investment
Manager, including brokerage fees, commissions and transaction costs, fees and expenses of non-interested Trustees, any taxes payable by the Fund, extraordinary expenses, and costs pursuant to the Distribution Plan described below.

An investor in either of the Funds should recognize that it may invest directly in mutual funds and that, by investing in mutual funds indirectly through either Fund, the investor will bear not only its proportionate share of the expenses of the Fund but also indirectly similar expenses paid by underlying funds. See "Risks and Other Considerations."

DISTRIBUTION PLAN

Rule 12b-1 ("Rule 12b-1") under the 1940 Act regulates the circumstances under which an investment company may, directly or indirectly, bear the expenses of distributing its shares. Rule 12b-1 defines such distribution expenses to include the costs of "any activity which is primarily intended to result in the sale of fund shares." Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1.

The Trust has adopted a Distribution Plan (the "Distribution Plan") with respect to the distribution of each Fund's shares. The
Distribution Plan permits, among other things, payment for distribution in the form of (a) compensation to securities brokers and dealers for selling shares; (b) compensation to securities brokers and dealers, accountants, attorneys, investment advisors, pension actuaries and service organizations for services rendered by them to their clients in reviewing, explaining or interpreting the Funds' prospectus and other selling materials; (c) advertising costs; (d) costs of telephone, mail, or other direct solicitation of prospective investors and of responding to inquiries, as well as the compensation of persons who do the soliciting or respond to inquiries; (e) preparing and printing prospectuses and other selling materials and the cost of distributing them (including postage); (f) reimbursement of travel, entertainment and like expenditures made by the Trustees in promoting the Funds and their investment objective and policies; (g) fees of public relations consultants and (h) awards. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. Each Fund may expend as much as, but not more than, 0.25% of its average net assets annually pursuant to the Distribution Plan.

A report of the amounts expended by each Fund under the Distribution Plan and the purpose of the expenditure must be made to and reviewed by the Board of Trustees at least quarterly. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which each Fund will bear for distribution without shareholder approval of the relevant Fund and that other material amendments of the Distribution Plan must be approved by the Board of Trustees, and by the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan is terminable at any time by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related service agreement or by vote of the majority of the relevant Fund's shares. Any service agreement related to the Distribution Plan terminates upon assignment and is terminable at any time, without penalty, upon not more than 60 days' written notice to any other party to the agreement, by a vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any of the related service agreements or by vote of a majority of the relevant Fund's shares.

NFA Brokerage, Inc. is a wholly-owned subsidiary of The Group and is located at the same address as the Investment Manager. The
Distributor serves as the exclusive agent for the distribution of the Trust's shares based on a Distribution Agreement between it and the Trust.

The Distribution Agreement with the Distributor provides for the payment by each Fund to the Distributor of a distribution fee (the "Distribution Fee") of 0.25% of average net assets. The Distributor determines the amount, if any, to be paid to service agents and the basis on which such payments are made. The Distributor is not required to bear any expenses in connection with the offering of Fund shares. Certain employees of The Group, NFA Brokerage and the Investment Manager may receive compensation under the Distribution Plan.

EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for portfolio transactions of the Funds generally will be placed through NFA Brokerage. NFA Brokerage will receive orders from the Investment Manager, place them with the underlying fund's distributor, transfer agent or other person, as appropriate, confirm the trades, prices and numbers of shares purchased or sold, and assure prompt payment by or to the Fund and proper completion of the order.

Each Fund has authority to purchase shares of underlying funds that impose Rule 12b-1 or service fees. In the event a Fund purchases shares of such an underlying fund, such underlying fund will pay such fees to the Distributor. Such underlying funds will sign dealer agreements with the Distributor pursuant to which the Distributor may provide certain services to such underlying funds. Such services may include: sub-accounting, account status information, forwarding of communications from such underlying funds to a Fund, and share purchase processing, exchange, and redemption assistance. In the absence of such a dealer agreement, an underlying fund would retain the Rule 12b-1 or service fees.

After payment of the operating expenses of the Distributor through the payment by underlying funds to the Distributor of any Rule 12b-1 or service fees, the Distributor will, out of any Rule 12b-1 or service fees it receives from underlying funds imposing such fees, reimburse the relevant Fund in accordance with the following schedule:



           Gross Annual                      Percentage to
      Rule 12b-1/Service Fee           Distributor/Relevant Fund


       Less than $150,000                       90/10


       $150,000 - $199,999                      80/20


       $200,000 - $249,999                      70/30


       $250,000 - $299,999                      60/40


       $300,000 - $349,999                      50/50


       $350,000 - $399,999                      35/65


       $400,000 - $449,999                      30/70


            Above $450,000                      30/70



Reimbursement will be made by the Distributor to a Fund in proportion to the Fund's share of Rule 12b-1 or service fee income from an underlying fund. Within 90 days of the end of each calendar year, any amounts to be reimbursed to a Fund will be reimbursed to such Fund in accordance with the foregoing schedule.

PORTFOLIO TURNOVER

Each Fund is actively managed and has no restrictions upon portfolio turnover. However, it is anticipated that each Fund's rate of portfolio turnover generally will not exceed 200%. A 100% annual portfolio turnover rate would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity)
were replaced once during the year.   Each Fund's rate of portfolio
turnover may be greater than that of many other mutual funds.
Trading also may result in realization of net short-term capital gains that would not otherwise be realized. Shareholders are taxed on such gains when distributed from a Fund at ordinary income tax rates.
High portfolio turnover increases the possibility that the Funds would not qualify as regulated investment companies under Subchapter M
of the Code.   A Fund will not qualify as a regulated investment
company if it derives more than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of securities held for less than three months. See "Dividends, Distributions and Taxes." There is no limit on the portfolio turnover rates of the underlying funds.

            HOW TO PURCHASE SHARES

Shares of the Funds are offered as an investment vehicle for individuals, institutions, corporations and fiduciaries. Each Fund may invest in underlying funds which are sold with a sales charge; however, the Funds intend to use various quantity discount programs and/or applicable waivers to avoid imposition of any sales loads. Prospectuses, sales material and applications can be obtained from NSS, the Transfer Agent for each Fund, at the address and telephone number set forth below. NSS is a subsidiary of The Group, the parent company of the Investment Manager and the Distributor.

INITIAL PURCHASE

The minimum initial investment in a Fund is $10,000, except that the Trust reserves the right, in its sole discretion, to waive or reduce the minimum initial investment amount for certain investors or to waive or reduce the minimum initial investment for tax-deferred retirement plans. The minimum investment is waived for purchases by Trustees, officers and employees of the Trust and of The Group, as well as for private clients of The Group, including members of such persons' immediate families. The Trust also reserves the right to waive the minimum initial investment for financial intermediaries. The Trust is authorized to reject any purchase order.

PRICE OF SHARES

Shares of each Fund are sold on a continuous basis, without a sales charge, at the net asset value (the "Net Asset Value") next determined after receipt of a purchase order by the Transfer Agent. The Net Asset Value per share of each Fund is calculated on each day that the New York Stock Exchange (the "NYSE") is open for trading. The Net Asset Value per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent.

Shares of the underlying funds are valued at their respective net asset values under the 1940 Act. The underlying funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the board of trustees or directors of the underlying mutual fund. Money market funds with portfolio securities with deemed maturities of 397 days or less may use the amortized cost or penny-rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value.

Other assets of each Fund are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees.

Investors should note that, due to time constraints involved in the pricing of shares of mutual funds such as the Funds, the Net Asset Value of Fund shares reported in newspapers will lag behind the Funds' actual Net Asset Value by one business day. Purchase orders received by dealers prior to 4:00 p.m. EST on any business day, and transmitted to the Transfer Agent by 5:00 p.m. EST that day, are confirmed at the Net Asset Value determined as of the close of the regular sessions of trading on the NYSE on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Transfer Agent by 5:00 p.m. EST. Broker-dealers or other agents may charge an investor a fee for effecting transactions. Direct purchase orders received by the Transfer Agent by 4:00 p.m. EST are confirmed at that day's Net
Asset Value. Direct investments received by the Transfer Agent after 4:00 p.m. and orders received from dealers after 5:00 p.m. are confirmed at the Net Asset Value determined on the next following business day.

SHAREHOLDER ACCOUNTS

When an investor invests in a Fund, NSS will establish an open account to which all full and fractional shares (to three decimal places) will be credited, together with any dividends and capital gains distributions, which are paid in additional shares unless the shareholder otherwise instructs the Transfer Agent. No stock certificates representing shares will be issued.

An investor may open an account and make an initial investment in either Fund by sending a check and completed account application form to NSS at Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Checks should be made payable to
The Dresher Comprehensive Growth Fund or The Dresher Classic
Retirement Fund, as appropriate.  An account application kit is
included with this Prospectus.   Each Fund reserves the rights to limit
the amount of investments and to refuse to sell to any person.

The Transfer Agent mails to shareholders confirmation of all purchases or redemptions of shares of the Funds. With a shareholder's prior consent, the Funds will transmit confirmations and other statements to such shareholder by e-mail or other electronic media. A consent to receive such confirmations and statements electronically may be revoked at any time, whereupon the shareholder will be provided with hard copies of all such confirmations and statements. In addition, a shareholder who has consented to electronic delivery may request hard copies at any time.

The Funds' account application contains certain provisions limiting the liability of the Trust, NSS and certain of their affiliates for certain claims and costs (including among others, losses resulting from unauthorized shareholder transactions) relating to the various services (for example, telephone redemptions and exchanges) made available to investors.

If an order to purchase shares is canceled because an investor's check does not clear, the investor will be responsible for any resulting losses or fees incurred by the Fund or NSS in the transaction.

An investor may also purchase shares of the Funds by wire. Please call NSS at (215) 881-7000 for instructions. The investor should be prepared to give the name in which the account is to be established, the address, telephone number, and taxpayer identification number for the account, and the name of the bank that will wire the money.

Investments in a Fund will be made at the Fund's Net Asset Value next determined after a wire is received together with the account information outlined above. If the Trust does not receive timely and completed account information, there may be a delay in the investment of money and any accrual of dividends. To make an initial wire purchase, an investor must mail a completed account application to NSS. Banks may impose a charge for sending a wire.
There is presently no fee for receipt of wired funds, but NSS reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.

SUBSEQUENT PURCHASES

An investor may purchase and add shares to its account ($100 minimum) by mail or by bank wire. Checks should be sent to NSS, Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Checks should be made payable or endorsed to The Dresher Comprehensive Growth Fund or The Dresher Classic Retirement Fund, as appropriate. Bank wires should be sent as outlined above. Each additional purchase request must contain the account name and number to permit proper crediting.

SHAREHOLDER SERVICES

Contact NSS at (215) 881-7000 for additional information about the shareholder services described below.

Tax-Deferred Retirement Plans

Shares of the Funds are available for purchase in connection with the following tax-deferred retirement plans offered by National Actuarial Consultants, Ltd., a wholly-owned subsidiary of The Group:

     -    Keogh Plans for self-employed individuals.

     - Individual retirement account (IRA) plans for individuals and their non-employed spouses.

     - Qualified pension and profit-sharing plans for employees, including those profit-sharing plans with 401(k) provision.

     - 403(b)(7) custodial accounts for employees of public school systems, hospitals, colleges and other non-profit organizations meeting certain requirements of the Code.

             HOW TO REDEEM SHARES

Shares of the Funds may be redeemed on each day that the Trust is open for business. Redeeming shareholders will receive the Net Asset Value per share next determined after receipt by NSS of a
redemption request in the form described below.   Payment is
ordinarily sent by mail or by wire within three business days after tender in such form. However, payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. A shareholder may eliminate this delay by purchasing shares of the Funds by certified check or wire.

BY MAIL

Shares may be redeemed by mail by writing directly to the Transfer Agent, National Shareholder Services, Inc., Twining Office Center, 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. The redemption request must be signed exactly as the shareholder's name appears on the application form, with the signature guaranteed, and must include the account number. If shares are owned by more than one person, the redemption request must be signed by all owners exactly as the names appear on the registration. A signature guarantee may generally be obtained from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A notary public is not an acceptable guarantor. The Trust may waive the signature guarantee requirement in its discretion.

A request for redemption will not be processed until all of the necessary documents have been received in proper form by the Transfer Agent. A shareholder in doubt as to what documents are required should contact NSS at (215) 881-7000.

THROUGH BROKER-DEALERS

Shares may also be redeemed by placing a wire redemption request through a securities broker or dealer. Broker-dealers or other agents may impose a fee for this service. A redeeming shareholder will receive the Net Asset Value per share next determined after receipt by NSS of its wire redemption request. It is the responsibility of broker-dealers to promptly and properly transmit wire redemption orders.

BY TELEPHONE

Shares of the Funds may also be redeemed by telephone. The proceeds will be sent by mail to the address designated on the redeeming shareholder's account or wired directly to the redeeming shareholder's existing account at any commercial bank or brokerage firm in the United States as designated on the application. To redeem by telephone, call NSS at (215) 881-7000. The redemption proceeds will usually be sent by mail or by wire within three business days after receipt of telephone instructions. IRA accounts are not redeemable by telephone.

The telephone redemption privilege is automatically available to all shareholders. A shareholder may change the bank or brokerage account designated under this procedure at any time by writing to NSS with the signature guaranteed by any eligible guarantor institution or by completing a supplemental telephone redemption authorization form. Contact NSS to obtain this form. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

Neither the Trust nor NSS, nor their respective affiliates, will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, costs or expense in acting on such telephone instructions. The investor will bear the risk of any such loss. The Trust or NSS, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Trust and/or NSS do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

OTHER INFORMATION CONCERNING REDEMPTION

Each Fund reserves the right to take up to seven days to make payment if, in the judgment of the Investment Manager, such Fund could be affected adversely by immediate payment. In addition, the right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets that the Fund normally utilizes is restricted, or when an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of that Fund's investments or determination of its Net Asset Value not reasonably practicable, or (c) for any other periods as the SEC by order may permit. In the case of any such suspension, a shareholder may either withdraw such shareholder's request for redemption or receive payment based on the Net Asset
Value per share next determined after the termination of the
suspension.   Although the Funds normally expect to make all
redemption requests in cash, under certain circumstances the Funds may elect to make redemptions "in kind" by distributing underlying fund shares rather than cash.

The Funds reserve the right to redeem shares and close an account if, as a result of redemptions, the aggregate value of a shareholder's account drops below the applicable Fund's $10,000 minimum balance requirement. Shareholders will be given 30 days' advance written notice and a chance to increase their account balance to the minimum requirement before the Fund redeems their shares.

EXCHANGE PRIVILEGE

Shares of the Funds may be exchanged for each other at Net Asset Value. A shareholder may request an exchange by sending a written request to NSS. The request must be signed exactly as the shareholder's name appears on the Trust's account records.
Exchanges may also be requested by telephone. A shareholder who is unable to execute a transaction by telephone (for example during times of unusual market activity) should consider requesting that the exchange be made by mail. An exchange will be effected at the next determined Net Asset Value after receipt of a request by NSS.

Exchanges may only be made for shares of Funds then offered for sale in the shareholder's state of residence and are subject to the applicable minimum initial investment requirements. The exchange privilege may be modified or terminated by the Board of Trustees upon 60 days' prior notice to the shareholders. An exchange results in a sale of the Fund shares, which may cause a shareholder to recognize a capital gain or loss.

      DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund will declare and pay, at least annually, dividends to shareholders of substantially all of its net investment income, if any, earned during the year from investments, and will distribute net realized capital gains, if any, once each year. All dividends and distributions will be reinvested automatically at Net Asset Value in additional shares of a Fund unless the shareholder has notified such Fund in writing of the shareholder's election to receive distributions in cash.

Each Fund intends to qualify continually as a regulated investment company under Subchapter M of the Code. Such qualification removes from the Fund any liability for federal income taxes upon the portion of its income distributed to shareholders and makes federal income tax upon such distributed income generated by such Fund's investments the sole responsibility of the shareholders. Continued qualification requires each Fund to distribute to its shareholders each year substantially all of its income and capital gains. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its calendar year net ordinary income, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending December 31 of such year, and (3) 100% of any undistributed net ordinary income and net capital gains for previous years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in December of that year with a record date in December and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each year the Trust will notify shareholders of the tax status of dividends and distributions.

In addition to the distribution requirements outlined above, each Fund must meet several additional requirements of Subchapter M, including the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months;
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with those other securities limited, in respect of any issuer, to an amount that does not exceed
5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and
(4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer.

Any dividend or distribution paid by a Fund has the effect of reducing the Net Asset Value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution paid shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder, even though subject to income taxes.

Each Fund may also, from time to time, pay dividends in excess of net income and net realized capital gains. Any such excess dividends would constitute a non-taxable return of capital to the shareholder.

Depending on the residence of the shareholder for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes. Investors should consult their own tax advisers as to the tax consequences of ownership of shares of a Fund in their particular circumstances.

In accordance with the Code, each Fund may be required to withhold a portion of dividends, redemptions or capital gains paid to a shareholder and remit such amount to the Internal Revenue Service if the shareholder fails to furnish the Fund with a correct taxpayer identification number, if the shareholder fails to supply the Fund with a tax identification number altogether, if the investor fails to make a required certification that its taxpayer identification number is correct and that it is not subject to backup withholding, or if the Internal Revenue Service notifies the Fund to withhold a portion of such distributions from a shareholder's account.

Income received from a mutual fund in that Fund's portfolio
(including dividends and distributions of short-term capital gains), as well as interest received on cash held in the Custodian's money market deposit account and net short-term capital gains received by the Fund on the sale of mutual fund shares, will be distributed by the Fund (net of expenses incurred by the Fund) and will be taxable to shareholders as ordinary income. Because each Fund is actively managed and can realize taxable net short-term capital gains by selling shares of an underlying fund with unrealized portfolio appreciation, investing in the Fund rather than directly in the underlying funds may result in increased tax liability to the shareholder because the Fund must distribute its gain in accordance with the rules of the Code.

Distributions of net capital gains received from underlying mutual funds, as well as net long-term capital gains realized by the Fund from the purchase and sale of underlying mutual fund shares held by the Fund for more than one year, will be distributed by the Fund and will be taxable to shareholders as long-term capital gains (even if the shareholder has held the shares for less than one year). However, if a shareholder who has received a capital gains distribution suffers a loss on the sale of its shares not more than six months after purchase, the loss will be treated as a long-term capital loss to the extent of the capital gains distribution received.

For purposes of determining the character of income received by the Fund when an underlying fund distributes net capital gains to the Fund, the Fund will treat the distribution as a long-term capital gain, even if it has held shares of the mutual fund for less than one year. However, any loss incurred by the Fund on the sale of that underlying fund's shares held for six months or less will be treated as a long-term capital loss only to the extent of the gain distribution. The tax treatment of distributions from the Fund is the same whether the distributions are received in additional shares or in cash.
Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share received equal to the Net Asset Value of a share of the Fund on the reinvestment date.

Either Fund may invest in underlying funds with capital loss carry-forwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carry-forwards in determining the amount of capital gains which must be distributed to its shareholders.

             GENERAL INFORMATION

The Trust is a business trust formed under the laws of Delaware on March 26, 1997. It may issue an unlimited number of shares of beneficial interest in one or more series or classes. Currently it offers shares of two series. The Board of Trustees may authorize the issuance of shares of additional series or classes, if it deems it desirable. Shares within each series have equal, noncumulative voting rights, and have equal rights as to distributions, assets and liquidation of such series except to the extent that such voting rights or rights as to distributions, assets and liquidation vary among classes of a series.

Upon issuance and sale in accordance with the terms of this Prospectus, each share will be fully paid and non-assessable. Shares of the Fund have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares."
Under Delaware law, shareholders of a Delaware business trust are not subject to personal liability for the acts and obligations of the Trust.

SHAREHOLDERS MEETINGS

The Trust is not required to hold annual shareholders' meetings and does not intend to do so. The Trust may, however, hold special meetings in connection with certain matters. These include changing a Fund's fundamental policies, electing or removing Trustees, or approving or amending any investment advisory agreement or distribution plan.

VOTING RIGHTS

Shareholders of each Fund have the right to vote on any matters which by law or the provisions of the Declaration of Trust they may be entitled to vote upon.

Shareholders of each Fund are entitled to one vote for each dollar of Net Asset Value (number of shares owned times Net Asset Value per share) of such Fund. Unless otherwise permitted by the 1940 Act, shareholders will vote by series and not in the aggregate. In addition, holders of shares will vote exclusively as a class on any matters relating solely to their arrangement as a class and on any matter in which the interests of that class differs from the interests of any other class in that Fund. As used in this Prospectus, the term "vote of a majority of the outstanding votes" of a Fund (or of the Trust) means the vote of the lesser of: (1) 67% of the votes of the Fund (or of the Trust) present at a meeting of shareholders if the holders of more than 50% of the outstanding votes of the Fund (or the Trust) are present in person or by proxy or (2) more than 50% of the outstanding votes of the Fund (or the Trust). In compliance with applicable provisions of the 1940 Act, each Fund intends to vote the shares of the underlying funds held by it in the same proportion as the vote of all other holders of such underlying fund's securities. The effect of such "mirror" voting will be to neutralize the Fund's influence on corporate governance matters regarding the underlying funds in which the Fund invests.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates will not be issued. Records regarding share ownership are maintained by the Transfer Agent.


SHAREHOLDER INQUIRIES

All Shareholder inquiries should be directed to the Trust at the telephone number and address shown on the back cover of this Prospectus for National Shareholder Services.

CUSTODIAN

Firstrust Savings Bank, 1931 Cottman Avenue, Philadelphia,
Pennsylvania 19111, is the custodian (the "Custodian") for each Fund's securities and cash.

AUDITORS

___________________________________________________ have
been appointed as independent accountants for the Funds.

LEGAL COUNSEL

Klehr, Harrison, Harvey, Branzburg & Ellers, 1401 Walnut Street,
Philadelphia, Pennsylvania 19102, is legal counsel to the Trust and to the Investment Manager, the Distributor and the Transfer Agent.


       HOW THE FUNDS REPORT PERFORMANCE

From time to time a Fund may advertise its "average annual total return" in advertisements or reports to shareholders or prospective shareholders. Quotations of "average annual total return" will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5, and 10 years (up to the life of the Fund). A Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from "average annual total return." A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized return may also indicate average annual compounded rates of return over periods other than those specified for "average annual total return." A nonstandardized quotation of total return will always be accompanied by a Fund's "average annual total return" as described above.

All total return figures will reflect the deduction of a proportionate share of Fund expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid. Quotations of total return reflect only the performance of a hypothetical investment in the Funds during the particular time period on which the calculations are based.

Total return for a Fund will vary based upon changes in market conditions and the level of the Fund's expense and should not be considered an indication of future performance.

The Funds may also compare their performance with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar independent services that monitor mutual fund performance, and with appropriate securities indices, which may assume reinvestment of dividends but usually do not reflect deductions for administrative and management costs and expenses. Additional information about the Funds' performance will be contained in the Funds' annual report to shareholders, which may be obtained without charge from NSS at the address or telephone number listed on the back cover of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORT MAILINGS

Twice a year, each Fund provides shareholders with a report showing its performance and outlining its investments. To reduce mailing costs, the Trust will combine these mailings by household. If a household has multiple accounts and the same record address for all the accounts, the Trust will send mailings for all accounts at that address in a single package. A shareholder who does not want to combine mailings for its account should write to NSS at the address on the back of this Prospectus. With a shareholder's prior consent, the Funds will transmit their annual and semi-annual reports electronically to such shareholder by e-mail or other electronic media. A consent to receive such reports may be revoked at any time, whereupon the shareholder will be provided with hard copies of all such reports. In addition, a shareholder who has consented to electronic delivery may request a hard copy of any report at any time.

        ______________________________

No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust or the Investment Manager. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.



                 APPENDIX A
  DESCRIPTION OF BOND AND COMMERCIAL PAPER
                  RATING*
       STANDARD & POOR'S CORPORATION


BONDS

AAA: Bonds rated AAA have the highest rating assigned by Standards & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than the bonds in higher rated categories.

BB, B, CCC AND
CC: Bonds rated BB, B, CCC and CC are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

COMMERCIAL PAPER

A-1: Commercial paper rated A-1 indicates that the degree of safety regarding timely payment is very strong.

A-2: Commercial paper rated A-2 indicates that the capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

________________________
*As described by Standard  & Poor's Corporation



                 APPENDIX B
DESCRIPTION OF VARIOUS SECURITIES INVESTED IN,
        AND TECHNIQUES EMPLOYED BY,
  UNDERLYING FUNDS IN WHICH THE FUNDS MAY
                   INVEST

     As described in this Prospectus under "Investment Objectives and Management Techniques" and under "Risks and Other
Consideration," the Funds will invest in the shares of open-end investment companies (or "mutual funds"). These mutual funds (collectively referred to in this Appendix as "underlying funds") may incur risks, certain of which are described in this Appendix B. The underlying funds may invest in a variety of investment securities and instruments. This Appendix B is not an exhaustive list of such investment products.

FOREIGN SECURITIES

     An underlying fund may invest some or all of its assets in securities of foreign issuers. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the difference between the regulation to which U.S. issuers are subject and that applicable to foreign issuers. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments. Foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States.
There is often less information publicly available about a foreign issuer than about a U.S. issuer.

     Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Securities of foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies.
Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the New York Stock Exchange is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by trading on days when the Investment Manager does not have access to the underlying funds and shareholders do not have access to the Funds.

     Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect an underlying fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S.
dollar and other currencies are determined by supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation and other economic and political conditions. The costs attributable to foreign investment that an underlying fund must bear frequently are higher that those attributable to domestic investing. For example, the costs of maintaining custody of foreign securities are generally higher than custodian costs relating to domestic securities.

Income received by an underlying fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by an underlying fund will reduce the net income of the underlying fund available for distribution to the Funds. Special tax considerations apply to foreign securities.

Risks may be intensified in the case of investments by an underlying fund in emerging markets or countries with limited or developing capital markets. Securities prices in emerging markets can be significantly more volatile than those in more developed nations, reflecting the greater uncertainties of investment in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Debt obligations of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unwilling to repay principal and interest when due, and may require renegotiation of rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

FOREIGN CURRENCY TRANSACTIONS

     In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the underlying fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase. The underlying fund would enter into similar forward currency transaction in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

HIGH-YIELD SECURITIES

     The Funds may, from time to time, invest in shares of underlying funds which invest in lower-rated securities (rated BBB or lower by Standard & Poor's Corporation Rating Service ("S&P")) or in unrated securities, when, in view of the Investment Manager, such investments are consistent with the Fund's investment objective. Certain risk factors that investors should recognize as being associated the Investment Manager's discretion to invest in such underlying funds are set forth below.

     In general, when interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. Prices of lower-rated securities (also sometimes referred to as "high-yield" securities) have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of lower-rated securities.

     The values of lower-rated securities tend to reflect individual corporate developments to a greater extent than higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Further, securities rated BB or lower by S&P are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. In some cases, such securities are subordinated to the prior payment of senior indebtedness, thus potentially limiting the underlying fund's ability to receive payments when senior securities are in default or to recover full principal. Many issuers of lower-rated corporate debt securities are substantially leveraged, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. Upon any default, the underlying fund may incur additional expenses to the extent it is required to seek recovery of the payment of principal or interest on the relevant portfolio holding.

     In addition, lower-rated securities may tend to trade in markets that are relatively less liquid than the market for higher-rated securities. It is thus possible that the underlying fund's ability to dispose of such securities, when its investment adviser deems it desirable to do so, may be limited. The lack of a liquid secondary market may also have an adverse impact on market price and the underlying fund's ability to dispose of particular issues when necessary to meet the underlying fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. In addition, a less liquid market may interfere with the ability of the underlying fund to value lower-rated securities accurately and, consequently, value the fund's assets accurately. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

     The market for "high-yield" fixed-income securities has not weathered a major economic recession and it is unknown what effect such a recession might have on such securities. It is likely, however, that any such recession would severely disrupt the market for such securities and would have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn would adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     S&P is a private service that provides ratings of the credit quality of debt obligations. A description of ratings assigned to commercial paper and corporate debt obligations by S&P can be found in Appendix A to this Prospectus. These ratings represent
S&P's opinion as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by an underlying fund.

CONVERTIBLE PREFERRED STOCKS AND DEBT SECURITIES

     Certain preferred stocks and debt securities that may be held by an underlying fund have conversion features allowing the holder to convert securities into another specified security (usually common stock) of the same issuer at a specified conversion ratio (e.g., two shares of preferred for one share of common stock) at some specified future date or within a specified period. The market value of convertible securities generally includes a premium that reflects the conversion right. That premium may be negligible or substantial. To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion period, the market value will fall to the extent represented by the premium.

ILLIQUID SECURITIES

     An underlying fund may invest in securities for which no readily available market exists ("illiquid securities") or securities the disposition of which would be subject to legal restrictions (so-called "restricted securities") and repurchase agreements maturing in more than seven days. A considerable period may elapse between an underlying fund's decision to sell securities and the time when the fund is able to sell such securities. If, during such a period, adverse market conditions were to develop, the underlying fund might obtain a less favorable price than prevailed when it decided to sell.

INDUSTRY CONCENTRATION

     An underlying fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

OPTION ACTIVITIES

     An underlying fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the options securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price.

     An underlying fund may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call, previously written by the fund, on which it wishes to terminate its obligation. If the underlying fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

     An underlying fund also may write and purchase put options
("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

     An underlying fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue.

     An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing
Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

OPTIONS TRADING MARKETS

Options in which the underlying funds will invest are generally listed on exchanges. Exchanges on which such options currently are traded are the Chicago Board Options Exchange and the American, New
York, Pacific, and the Philadelphia Stock Exchanges. Options on some securities may not, however, be listed on any exchange but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions will fail to meet their obligations to the underlying fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on the use of options discussed herein, a mutual fund is subject to the investment restrictions described in its prospectus and statement of additional information.

The staff of the SEC currently is of the view that the premiums that a mutual fund pays for the purchase of unlisted options, and the value of securities used to cover unlisted options written by the underlying fund, are considered to be invested in illiquid securities or assets for the purpose of calculating whether a mutual fund is in compliance with any fundamental investment restriction prohibiting it from investing more than 15% (or, in many cases, 10%) of its total assets (taken at current value) in any combination of illiquid assets and securities.

FUTURES CONTRACTS

     An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

     Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

     A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

     There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the underlying fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

     In addition, the market price of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close future contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

     Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist at any particular time.

OPTIONS ON FUTURES CONTRACTS

     An underlying fund may purchase and write (sell) put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

     As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount of risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

SHORT SALES

     An underlying fund may sell securities short. In a short sale, the fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replace the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The fund also must deposit in a segregated account an amount of cash or U.S. government securities equal to the difference between
(a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral (1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

     An underlying fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amounts of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

     A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

WARRANTS

     An underlying fund may invest in warrants, which are options to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of the warrants do not necessary move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, or if the warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

MASTER DEMAND NOTES

     Although the Funds themselves will not do so, underlying funds (particularly money market mutual funds) may invest some or all of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations, redeemable upon notice, that permit investment by a fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

REPURCHASE AGREEMENTS

     Underlying funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed upon time and price. These agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the underlying fund may experience delay or difficulties in exercising its rights to realize upon the securities held as collateral and might incur a loss if the value of the securities should decline.

LOANS OF PORTFOLIO SECURITIES

     An underlying fund may lend its portfolio securities provided
(1) the loan is secured continuously by collateral of U.S. government securities or cash or cash equivalent maintained on a daily market-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

HEDGING

     An underlying fund may employ many of the investment techniques described in this section not only for investment purposes, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movements in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they also limit commensurately the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

LEVERAGE THROUGH BORROWING

An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in value of portfolio securities on the fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.



              TABLE OF CONTENTS

THE DRESHER COMPREHENSIVE GROWTH FUND. . . .1
THE DRESHER CLASSIC RETIREMENT FUND. . . . .1
EXPENSES . . . . . . . . . . . . . . . . . .2
THE FUNDS. . . . . . . . . . . . . . . . . .3
INVESTMENT OBJECTIVES AND MANAGEMENT
TECHNIQUES . . . . . . . . . . . . . . . . .4
INVESTMENT POLICIES AND RESTRICTIONS . . . .6
RISKS AND OTHER CONSIDERATIONS . . . . . . .7
TRUST MANAGEMENT . . . . . . . . . . . . . .9
HOW TO PURCHASE SHARES . . . . . . . . . . 13
HOW TO REDEEM SHARES . . . . . . . . . . . 15
DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . 18
GENERAL INFORMATION. . . . . . . . . . . . 20
HOW THE FUNDS REPORT PERFORMANCE . . . . . 21
APPENDIX A . . . . . . . . . . . . . . . .A-1
APPENDIX B . . . . . . . . . . . . . . . .B-1



             CROSS REFERENCE SHEET
         THE DRESHER FAMILY OF FUNDS


                                       Statement of Additional
Part B Item                            Information Caption
--------------                         -----------------------------

Cover Page                             Cover Page

Table of Contents                      Table of Contents

General Information and History        General Information and History

Investment Objectives and Policies     Investment Objectives, Policies
and Restrictions

Management of the Fund                 Management of the Trust

Control Persons and Principal          Principal Holders of Securities
Holders of Securities

Investment Advisory and Other          Investment Manager, Distributor, and
Services                               Transfer Agent; Custodian; Auditor

Brokerage Allocation and Other         Portfolio Transactions
Practices

Capital Stock and Other Securities     Capital Stock and Other Securities

Purchase, Redemption and Pricing       Purchase, Redemption and Pricing of
of Securities Being Offered            Securities Being Offered;
                                       Determination of Net Asset Value

Tax Status                             Tax Status

Underwriters                           The Distributor

Calculation of Performance Data        Not Applicable

Financial Statements                   Not Applicable



     STATEMENT OF ADDITIONAL INFORMATION
                                                       June ___, 1997


         THE DRESHER FAMILY OF FUNDS
          75 Twining Road, Suite 202
         Dresher, Pennsylvania 19025
                (215) 881-7000


     This Statement of Additional Information relating to The
Dresher Family of Funds (the "Trust") is not a prospectus and should be read in conjunction with the Trust's prospectus (the "Prospectus") as supplemented from time to time. A copy of the Prospectus can be obtained from the Trust's distributor, National Shareholder Services, Inc., 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025, telephone number (215) 881-7000. The date of the Prospectus to which this Statement of Additional Information relates is June __, 1997.

     The date of this Statement of Additional Information is June __, 1997.




              TABLE OF CONTENTS


CAPTION                           PAGE LOCATION OF PROSPECTUS


General Information and History     1  General Information


Investment Objectives, Policies     1  Investment Objectives and Management
and Restrictions                       Techniques; Investment Policies and
                                       Restrictions; Trust Management --
                                       Portfolio Turnover

Management of the Trust             2  Trust Management


Principal Holders of Securities     4  Not Applicable


The Investment Manager              4  Trust Management


The Distributor                     5  Trust Management


The Transfer Agent                  6  Trust Management


The Custodian                       6  Trust Management


The Auditor                         6  Trust Management


Portfolio Transactions              6  Trust Management -- Execution of
                                       Portfolio Transactions

Capital Stock and Other Securities  7  General Information


Purchases, Redemptions and Pricing  7  How to Purchase Shares; How to Redeem
of Securities Being Offered            Shares


Determination of Net Asset Value    7  How to Purchase Shares -- Price of
                                       Shares

Tax Status                          7  Dividends, Distributions and Taxes


Additional Information              7  Not Applicable




       GENERAL INFORMATION AND HISTORY

     The Trust is a diversified, open-end management investment company comprised of two portfolios of shares of other open-end registered investment companies: The Dresher Comprehensive
Growth Fund (the "Comprehensive Growth Fund") and The Dresher
Classic Retirement Fund (the "Classic Retirement Fund;" and together with the Comprehensive Growth Fund, the "Funds"). The
Trust was organized as a trust under the laws of the State of Delaware on March 26, 1997 and has no operating history.

     INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The Trust is an open-end, diversified management investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of two separate portfolios (series), each with different investment objectives. The Funds seek to achieve their investment objectives by investing in shares of other open-end investment companies ("mutual funds"). As of the date of this Statement of Additional Information, the Trust's series are:

     THE DRESHER COMPREHENSIVE GROWTH FUND is an aggressive growth fund which seeks capital appreciation without regard to current income.

     THE DRESHER CLASSIC RETIREMENT FUND is a moderate growth fund which seeks moderate capital appreciation and a significant level of income.

     The investment objectives of the Funds are described in the Prospectus under the heading "Investment Objectives and Management Techniques." In addition, each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by the lesser of (1) 67% or more of the votes of the Fund (or the Trust) present at a meeting, if the holders of more than 50% of the outstanding votes of the Fund (or the Trust) are present or represented by proxy, or (2) more than 50% of the outstanding votes of the Fund (or the Trust). These fundamental policies are set forth in the Prospectus under the heading "Investment Policies and Restrictions."

     The Funds' fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. The Funds have also adopted non-fundamental investment policies, set forth in the Prospectus. The Funds' non-fundamental investment policies may be changed by a vote of the Board of Trustees. Any changes in either Fund's non-fundamental investment policies will be communicated to such Fund's shareholders prior to the effectiveness of the changes.

     1940 ACT RESTRICTIONS. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the Fund. "Concentration" is generally interpreted under the 1940 Act as investing 25% or more of total assets in an industry or group of industries. The 1940 Act limits that ability of investment companies to borrow and lend money and to underwrite securities. The 1940
Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     The mutual funds in which each of the Funds may invest may, but need not, have the same investment objectives, policies and limitations as the relevant Fund. Although each of the Funds may from time to time invest in shares of the same underlying mutual funds, the percentage of each Fund's assets so invested may vary, and the Investment Manager will determine that such investments are consistent with the investment objectives and policies of such Fund. The investments that may, in general, be made by underlying funds in which the Funds may invest, as well as certain of the risks associated with such investments, are described in the Prospectus and in Appendix B to the Prospectus.

     The Funds have no restrictions on portfolio turnover.
However, it is anticipated that each Fund's rate of portfolio turnover generally will not exceed 200% annually.

           MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each current Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.


                   Position Held       Principal Occupation(s)
Name and Address   with the Trust      During Past 5 Years


Jeffrey C. Brown*    Trustee,          President of The National Advisory
715 Twining Road,    President         Group, National Financial Advisors,
Suite 202                              Inc. (investment advisor), National
Dresher, PA 19025                      Actuarial Consultants, Ltd. (pension
                                       recordkeeping), and National
                                       Shareholder Services, Inc. (shareholder
                                       services agent); President and licensed
                                       registered representative of NFA
                                       Brokerage Services, Inc. (NASD
                                       broker-dealer). Brother-in-law of
                                       Kathryn A. Brown and son of Alvin
                                       Brown.

Stephen Patrylak*    Trustee,          Vice President, National Financial
715 Twining Road,    Treasurer         Advisors, Inc. and National
Suite 202                              Shareholder Services, Inc.; Consultant
Dresher, PA 19025                      to National Actuarial Consultants, Ltd.;
                                       Vice President of NFA Brokerage
                                       Services, Inc.  Married to Larissa N.
                                       Patrylak.


Larissa N. Patrylak* Trustee,          Vice President of The National
715 Twining Road,    Secretary         Advisory Group ; Secretary/Treasurer
Suite 202                              and Controller of National Financial
Dresher, PA 19025                      Advisors, Inc., National Shareholder
                                       Services, Inc.,  and NFA Brokerage
                                       Services, Inc.; Vice President of
                                       National Actuarial Consultants, Ltd.
                                       Married to Stephen Patrylak.

Alvin Brown*          Trustee          Retired.  Formerly Marketing Manager
715 Twining Road,                      of Ethyl Corporation.  Father of Jeffrey
Suite 202                              C. Brown.
Dresher, PA 19025


Kathryn A. Brown      Trustee          Founder of The Diet Center (weight
715 Twining Road,                      loss franchisor).  Sister-in-law of
Suite 202                              Jeffrey C. Brown.
Dresher, PA 19025


Howard S. Lubin       Trustee          Physician.
715 Twining Road,
Suite 202
Dresher, PA 19025


Leonid D. Rudnytzsky  Trustee          Professor of Foreign Languages and
715 Twining Road,                      Literature at the University of
Suite 202                              Pennsylvania and Lasalle University.
Dresher, PA 19025




     No officer, director or employee of National Financial
Advisors, Inc., the Investment Manager of the Trust, or of any affiliate thereof receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Currently, the Trust pays each non-interested Trustee who is not an officer or employee of NFA or its affiliates a fee of $100 per meeting attended and reimbursement for travel and out-of-pocket expenses.


       PRINCIPAL HOLDERS OF SECURITIES

        [TO BE SUPPLIED BY AMENDMENT]



            THE INVESTMENT MANAGER

     National Financial Advisers, Inc. ("NFA" or the "Investment Manager") serves as investment manager to the Trust and its Funds pursuant to a written investment management agreement. NFA is a Pennsylvania corporation organized in 1994, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Jeffrey C. Brown, Trustee and President of the Trust, is President of NFA. Larissa Patrylak and Stephen Patrylak, officers of NFA, also serve as Trustees of the Trust and as the Trust's Secretary and Treasurer, respectively.

     NFA is a wholly owned subsidiary of The National Advisory
Group, Inc. (The "Group"), a Pennsylvania corporation formed in
1984 which provides non-discretionary investment advisory and retirement services to trusts, institutions and high-income individuals. Jeffrey C. Brown and Larissa N. Patrylak are the sole shareholders of The Group. In addition, to NFA, The Group also owns all of the outstanding shares of the following:

     NFA Brokerage Services, Inc., the NASD mutual funds only broker/deal through which the shares of each Fund are being offered.

     National Shareholder Services, Inc., which will serve as the Funds' transfer agent, dividend paying agent and shareholder service agent.

     National Actuarial Consultants, Ltd., a pension recordkeeper.

     Certain services provided by NFA under the investment management agreement are described in the Prospectus. In addition to those services, NFA may, from time to time, provide the Funds with office space for managing their affairs, with the services of required executive personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred. As compensation for its services, each Fund pays NFA a fee based upon such Fund's average daily net asset value. This fee is computed daily and paid monthly. The rate at which the fee is paid is described in the Prospectus.

     NFA pays, out of the investment management fees it receives from the Funds, all the expenses of the Funds except brokerage commissions, transaction costs, taxes, fees and expenses of non-interested Trustees of the Trust and extraordinary expenses.

     By its terms, the Trust's investment management agreement will remain in effect through 1999 and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding votes (as defined in the 1940
Act); provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting such approval. The Trust's investment management agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding votes, or by NFA. The investment management agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

               THE DISTRIBUTOR

     NFA Brokerage Services, Inc. ("NFA Brokerage" or the "Distributor"), a wholly-owned subsidiary of The Group, with its principal offices at 715 Twining Road, Suite 218, Dresher, Pennsylvania 19025, serves as the distributor of the Funds' shares. The Distributor is obligated to sell shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

     The Trust has a Plan of Distribution (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1"), pursuant to which the Funds may expend up to 25% of their respective average net assets annually for the costs of activities intended to result in the sale of Fund shares. The Trust's Distribution Agreement with NFA Brokerage (i) provides for the payment by each Fund to NFA
Brokerage of a distribution fee of .25% of average net assets and (ii) authorizes NFA Brokerage to make payments for activities and expenditures permitted by the Distribution Plan.

     In addition, the underlying funds in which the Funds invest may impose such Rule 12b-1 fees. Rule 12b-1 fees imposed by an underlying fund could be as high as .75% of an underlying fund's net assets and service fees could be as high as .25% of an underlying fund's net assets. In the aggregate, such combined fees could be as high as 1.00% of an underlying fund's net assets. Such Rule 12b-1 or service fees will be paid to the Distributor by such underlying funds or such fund's distributors. For a description of the arrangements pursuant to which underlying funds imposing Rule
12b-1 or service fees pay such fees to the Distributor and the process by which the Distributor will reimburse the Funds with a portion of such fees, see the discussion in the Prospectus entitled "Trust Management -- Execution of Portfolio Transactions."

             THE TRANSFER AGENT

     The Board of Trustees of the Trust has approved an Administration, Accounting and Transfer Agency Agreement among the Trust, National Shareholder Services, Inc. ("NSS" or the
"Transfer Agent") and NFA. Pursuant to such Agreement, NSS serves as the Trust's transfer and dividend paying agent and performs shareholder service activities. NSS also calculates daily net asset value per share for each Fund and maintains such books and records as are necessary to enable it to perform its duties. The administrative services necessary for the operation of the Trust and its Funds provided by NSS include among other things (i) preparation of shareholder reports and communications, (ii) regulatory compliance, such as reports and filings with the Securities and Exchange
Commission and state securities commissions and (iii) general supervision of the operation of the Trust and its Funds, including coordination of the services performed by NFA, the custodian, independent accountants, legal counsel and others. NSS is compensated by NFA for its services out of the investment management fee paid to NFA by each Fund.

     NSS is a wholly-owned subsidiary of The Group. The business address of NSS is 715 Twining Road, Suite 202, Dresher,
Pennsylvania 19025.

                THE CUSTODIAN

     Pursuant to a Custodian Agreement between the Trust, Firstrust Savings Bank and NFA, Firstrust Savings Bank serves as the Trust's custodian. The principal business address of Firstrust Savings Bank is 1931 Cottman Avenue, Philadelphia, Pennsylvania 19111.

                 THE AUDITOR

     _________________, independent certified public accountants located at _____________________________________, has been selected as the auditors for the Trust. In such capacity, __________________ periodically reviews the accounting and financial records of the Trust and examines its financial statements.

            PORTFOLIO TRANSACTIONS

     Decisions to buy and sell securities for the Funds are made by the Investment Manager subject to the overall supervision and review by the Trust's Board of Trustees. Portfolio security transactions for the Funds are effected by or under the supervision of the Investment Manager.

     NFA Brokerage, the Distributor of the Fund shares, may assist in the placement of Fund portfolio transactions. In such capacity, NFA Brokerage may receive distribution payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. See "The Distributor." In providing execution assistance, NFA Brokerage may receive orders from the Investment Manager; place them with the underlying fund's distributor, transfer agent or other person, as appropriate; confirm the trade, price and number of shares purchased or sold; and assure prompt and proper settlement of the order. NFA Brokerage pays the per transaction charges and is reimbursed by the relevant Fund.

     The Funds intend to arrange to be included within a class of investors entitled not to pay sales charges by purchasing load fund shares under letters of intent, rights of accumulation, cumulative purchase privileges and other quantity discount programs.

      CAPITAL STOCK AND OTHER SECURITIES

     See "General Information" in the Prospectus.

     PURCHASE, REDEMPTION AND PRICING OF
SECURITIES BEING OFFERED


     See "How to Purchase Shares" and "How to Redeem Shares" in the Prospectus.

       DETERMINATION OF NET ASSET VALUE

     See "How to Purchase Shares -- Price of Shares" in the
Prospectus.

                  TAX STATUS

     See "Dividends, Distributions and Taxes" in the Prospectus.

            ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all of the information included in the Trust's Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the securities offered hereby. Certain portions of the Registration Statement have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such agreement or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.



        THE DRESHER FAMILY OF FUNDS

                   PART C

             OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


          (a)  Financial Statements.

               To be supplied by amendment.

          (b)  Exhibits.


          EXHIBIT
          NUMBER       DESCRIPTION OF EXHIBIT


            (1)        Trust Instrument of Registrant


            (2)        Bylaws of Registrant


            (3)        Inapplicable


            (4)        Inapplicable


           *(5) Investment Advisory Agreement between Registrant and National Financial Advisors, Inc. ("NFA")


           *(6)(a) Distribution Agreement between Registrant and NFA Brokerage Services ("NFA Brokerage")


           *(6)(b)     Form of Dealer Agreement between NFA Brokerage and
                       Dealers.

            (7)        Inapplicable



           *(8) Custodian Agreement among Registrant, NFA and Firstrust Savings Bank


           *(9) Administration, Accounting and Transfer Agency Agreement among Registrant, NFA and National Shareholder Services, Inc.


          *(10)        Opinion and Consent of Counsel


          *(11)        Consent of Independent Public Accountants


           (12)        Inapplicable


          *(13)        Subscription Agreement between Registrant and Initial
                       Shareholders


           (14)        Inapplicable


          *(15)(a)     Distribution Plan of Registrant


           (15)(b)     See Exhibit (6)


           (16)        Inapplicable


           (17)        Inapplicable


           (18)        Inapplicable


_______________________________
*    To be supplied by amendment



ITEM 25.  PERSONS CONTROLLED BY OR UNDER
          COMMON CONTROL WITH REGISTRANT

Registrant is controlled by the Trustees. Registrant does not have any subsidiaries.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

As of the date hereof there are no record holders of the shares of Registrant.

ITEM 27.  INDEMNIFICATION

Article X, Section 10.2 of Registrant's Trust Instrument, incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's past and present Trustees and officers.
Indemnification of Registrant's investment manager, principal underwriter and custodian is provided for, respectively, in Section
_____ of the Investment Advisory Agreement filed herewith as Exhibit (5), in Section ____ of the Distribution Agreement filed herewith as Exhibit (6), and in Section ___ of the Custodian
Agreement filed herewith as Exhibit (8). Registrant has obtained from a major insurance carrier a Trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of such person's willful misfeasance, bad faith, gross negligence in the performance of such person's duties, or by reason of such person's reckless disregard of the duties involved in the conduct of such person's office or arising under such person's agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any such indemnification.

ITEM 28.  BUSINESS AND OTHER CONNECTION OF
          INVESTMENT ADVISER

NFA is a registered investment adviser providing investment advice to individuals, employee benefit plans, trusts, and corporations.

The list required by this Item 28 of the officers and directors of NFA, together with information as to any business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by NFA pursuant to the Investment Advisors Act of 1940 (SEC File No. 408-09).


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a)  None.

     (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to NFA Brokerage's Form BD (SEC File No. 8-47870).

     (c)  Inapplicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its office located at 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025. Certain records, including records relating to Registrant's shareholders and the physical possession of its assets, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's transfer agent, dividend disbursing agent and custodian located, as the custodian, at 1931 Cottman Avenue, Philadelphia, Pennsylvania 19111, and, as to the transfer and dividend disbursing agent functions, at 715 Twining Road, Suite 202, Dresher, Pennsylvania 19025

ITEM 31.  MANAGEMENT SERVICES

Inapplicable.

ITEM 32.  UNDERTAKINGS

     (a)  Inapplicable.

     (b) Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's registration statement.

     (c)  Inapplicable.



                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, has duly caused this Registration Statement to be signed on behalf by the undersigned, thereunto duly authorized, in the City of Dresher and the Commonwealth of Pennsylvania on this 10th day of April, 1997.

                              THE DRESHER FAMILY OF FUNDS


                              By:  /s/ Jeffrey C. Brown
                                   Jeffrey C. Brown,
                                   Trustee and President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                       TITLE                   DATE


  /s/ Jeffrey C. Brown        Trustee & President     April 10, 1997
  Jeffrey C. Brown




  /s/ Stephen Patrylak        Trustee & Treasurer     April 10, 1997
  Stephen Patrylak




  /s/ Larissa N. Patrylak     Trustee & Secretary     April 10, 1997
  Larissa N. Patrylak




  /s/ Kathryn A. Brown        Trustee                 April 10, 1997
  Kathryn A. Brown




  /s/ Alvin Brown             Trustee                 April 10, 1997
  Alvin Brown




  /s/ Howard S. Lubin         Trustee                 April 10, 1997
  Howard S. Lubin




  /s/ Leonid D. Rudnytzky     Trustee                 April 10, 1997
  Leonid D. Rudnytzky







                  Exhibit 1




         THE DRESHER FAMILY OF FUNDS




               TRUST INSTRUMENT




              TABLE OF CONTENTS


                                         Page

ARTICLE I -- NAME AND DEFINITIONS. . . . . .1
     Section 1.1.   Name . . . . . . . . . .1
     Section 1.2.   Definitions. . . . . . .1

ARTICLE II -- BENEFICIAL INTEREST. . . . . . . . . . . . . . . . . .  3
     Section 2.1.   Shares of Beneficial Interest. . . . . . . . . .  3
     Section 2.2.   Register of Shares and Share Certificates. . . .  4
     Section 2.3.   Transfer of Shares . . . . . . . . . . . . . . .  5
     Section 2.4.   Treasury of Shares.. . . . . . . . . . . . . . .  5
     Section 2.5.    Investment in the Trust . . . . . . . . . . . .  5
     Section 2.6.   Assets and Liabilities of Series . . . . . . . .  6
     Section 2.7    Conversion Rights. . . . . . . . . . . . . . . .  8
     Section 2.8.    No Preemptive Rights. . . . . . . . . . . . . .  8
     Section 2.9.   Assent to Trust Instrument . . . . . . . . . . .  8

ARTICLE III -- THE TRUSTEES. . . . . . . . . . . . . . . . . . . . .  8
     Section 3.1.   Management of the Trust. . . . . . . . . . . . .  8
     Section 3.2.   Initial Trustees; Election of Trustees . . . . .  9
     Section 3.3.   Term of Office of Trustees . . . . . . . . . . . 10
     Section 3.4.   Vacancies and Appointment of Trustees. . . . . . 10
     Section 3.5.   Temporary Absence of Trustee . . . . . . . . . . 11
     Section 3.6.    Number of Trustees. . . . . . . . . . . . . . . 11
     Section 3.7.   Effect of Death, Resignation, Etc, of a
                    Trustee. . . . . . . . . . . . . . . . . . . . . 12
     Section 3.8.   Ownership of Assets of the Trust . . . . . . . . 12

ARTICLE IV -- POWERS OF THE TRUSTEES . . . . . . . . . . . . . . . . 12
     Section 4.1.   Powers . . . . . . . . 12
     Section 4.2.   Issuance and Repurchase of Shares. . . . . . . . 18
     Section 4.3.   Trustees and Officers as Shareholders. . . . . . 18
     Section 4.4.   Action by the Trustees . . . . . . . . . . . . . 19
     Section 4.5.   Chairman of the Trustees . . . . . . . . . . . . 20
     Section 4.6.   Principal Transactions . . . . . . . . . . . . . 20

ARTICLE V -- EXPENSES OF THE TRUST . . . . . . . . . . . . . . . . . 20
     Section 5.1.   Trustee Reimbursement. . . . . . . . . . . . . . 20

ARTICLE VI -- INVESTMENT ADVISER, PRINCIPAL
UNDERWRITER. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21
AND TRANSFER AGENT . . . . . . . . . . . . . . . . . . . . . . . . . 21
     Section 6.1.   Investment Adviser . . . . . . . . . . . . . . . 21
     Section 6.2.   Principal Underwriter. . . . . . . . . . . . . . 22
     Section 6.3.   Transfer Agent . . . . . . . . . . . . . . . . . 22
     Section 6.4.   Parties to Contract. . . . . . . . . . . . . . . 23
     Section 6.5.   Provisions and Amendments. . . . . . . . . . . . 23
ARTICLE VII -- SHAREHOLDERS' VOTING POWERSAND
MEETINGS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24
ARTICLE VIII -- CUSTODIAN. . . . . . . . . . . . . . . . . . . . . . 24

ARTICLE IX -- DISTRIBUTIONS AND REDEMPTIONS25
     Section 9.1.   Distributions. . . . . . . . . . . . . . . . . . 25
     Section 9.2.   Redemptions. . . . . . . . . . . . . . . . . . . 26
     Section 9.3.   Determination of Net Asset Value and
                    Valuation of Portfolio Assets. . . . . . . . . . 26
     Section 9.4.   Suspension of the Right of Redemption. . . . . . 28
     Section 9.5.   Redemption of Shares in Order to Qualify as
                    Regulated Investment Company . . . . . . . . . . 29

ARTICLE X -- LIMITATION OF LIABILITY AND
INDEMNIFICATION. . . . . . . . . . . . . . . . . . . . . . . . . . . 29
     Section 10.1.  Limitation of Liability. . . . . . . . . . . . . 29
     Section 10.2.  Indemnification. . . . . . . . . . . . . . . . . 30
     Section 10.3.  Shareholders . . . . . . . . . . . . . . . . . . 32

ARTICLE XI -- MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . 33
     Section 11.1.  Trust Not a Partnership. . . . . . . . . . . . . 33
     Section 11.2.  Trustee's Good Faith Action, Expert Advice,
                    No Bond or Surety. . . . . . . . . . . . . . . . 33
     Section 11.3.  Termination of Trust . . . . . . . . . . . . . . 34
     Section 11.4.  Reorganization . . . . . . . . . . . . . . . . . 36
     Section 11.5.  Filing of Copies, References, Headings . . . . . 36
     Section 11.6.  Applicable Law . . . . . . . . . . . . . . . . . 37
     Section 11.7.  Amendments . . . . . . . . . . . . . . . . . . . 38
     Section 11.8.  Fiscal Year. . . . . . . . . . . . . . . . . . . 39
     Section 11.9.   Provisions in Conflict with Law . . . . . . . . 39


         THE DRESHER FAMILY OF FUNDS


     TRUST INSTRUMENT (this "Trust Instrument") made as of March 26, 1997 by Jeffrey C. Brown, Stephen Patrylak, Larissa
N. Patrylak, Katherine A. Brown, Alvin Brown, Howard S. Lubin and Leonid D. Rudnytzky (the "Trustees").
     WHEREAS, the Trustees desire to establish a business trust for the investment and reinvestment of funds contributed thereto;
     NOW, THEREFORE, the Trustees declare that all money and property contributed to the trust hereunder shall be held and managed in trust under this Trust Instrument as herein set forth below.

ARTICLE I.  -- NAME AND DEFINITIONS
     Section 1.. Name. The name of the trust created hereby is "The Dresher Family of Funds."
     Section 2..    Definitions.
      Wherever used herein, unless otherwise required by the context or specifically provided:
          (a)  "Bylaws" means the Bylaws referred to in
Article IV, Section 4.1(e) hereof, as from time to time amended;
          (b)  The term "Commission" has the meaning
given it in the 1940 Act (as hereinafter defined). The terms "Affiliated Person", "Assignment," "Interested Person," "Person" and "Principal Underwriter" shall have the meanings given them in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted or interpretive releases of the Commission thereunder.
"Majority Shareholder Vote" shall have the same meaning as the term "vote of a majority of the outstanding voting securities" is given in the 1940 Act, as modified by or interpreted by any applicable order or orders of the Commission or any rules or regulations adopted or interpretive releases of the Commission thereunder.
          (c) "Class" means any division of Shares within a Series, which Class is or has been established in accordance with the provisions of Article II, Section 2.1 hereof.
          (d)  The "Delaware Act" refers to Chapter 38 of
Title 12 of the Delaware Code entitled "Treatment of Delaware
Business Trusts," as it may be amended from time to time.
          (e) "Net Asset Value" means the net asset value of each Series of the Trust determined in the manner provided in
Article IX, Section 9.3 hereof;
          (f)  "Outstanding Shares" means those Shares
shown from time to time in the books of the Trust or its Transfer
Agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust;
          (g) "Prospectus" means the currently effective prospectus of the Trust under the Securities Act of 1933, as amended, and the 1940 Act.
          (h) "Series" means a series of Shares of the Trust established in accordance with the provisions of Article II, Section
2.1 hereof.
          (i)  "Shareholder" means a record owner of
Outstanding Shares of the Trust;
          (j)  "Statement of Additional Information"
means the currently effective statement of additional information of the Trust under the Securities Act of 1933, as amended, and the 1940 Act.
          (k)  "Shares" means the equal proportionate
transferable units of beneficial interest into which the beneficial interest of each Series of the Trust or Class thereof shall be divided and may include fractions of Shares as well as whole Shares;
          (l)  The "Trust" refers to The Dresher Family of
Funds and reference to the Trust, when applicable to one or more
Series of the Trust, shall refer to any such Series;
          (m) The "Trustees" means the person or persons who has or have signed this Trust Instrument, so long as each of them shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with the provisions of Article
III hereof and reference herein to a Trustee or to the Trustees shall refer to the individual Trustees in their capacity as Trustees hereunder,
          (n)  "Trust Property" means any and all
property, real or personal, tangible or intangible, which is owned or held by or for the account of one or more of the Trust or any Series, or the Trustees on behalf of the Trust or any Series.
          (o)  The "1940 Act" refers to the Investment
Company Act of 1940, as amended from time to time.
ARTICLE II. -- BENEFICIAL INTEREST
     Section 1.. Shares of Beneficial Interest. The Shares of the Trust shall consist of one or more Series and Classes and separate and distinct records shall be maintained by the Trust for each Series and Class. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series or Class, to establish and designate and to change in any manner any initial or additional Series or Classes and to fix such preferences, voting powers, rights and privileges of such Series or Classes as the Trustees may from time to time determine, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued Shares or any Series or Classes into one or more Series or Classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. Unless another time is specified by the Trustees, the establishment and designation of any Series or Class shall be effective upon the adoption of a resolution by the Trustees setting forth such establishment and designation and the preferences, powers, rights and privileges of the Shares of such Series or Class.
The Trust may issue any number of Shares of each Series or Class and need not issue Shares.
     Section 2.. Register of Shares and Share Certificates. A register shall be kept at the principal office of the Trust or an office of the Trust's transfer agent which shall contain the names and addresses of the Shareholders of each Series, the number of Shares of that Series (or any Class or Classes thereof) held by them respectively and a record of all transfers thereof. As to Shares for which no certificate has been issued, such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or other distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or other distribution, nor to have notice given to such Shareholder as herein or in the Bylaws provided, until such Shareholder has given such Shareholder's address to the transfer agent or such other officer or agent of the Trustees as shall keep the said register for entry thereon. The Trustees, in their discretion, may authorize the issuance of share certificates and promulgate appropriate rules and regulations as to their use. Such certificates may be issuable for any purpose limited in the Trustees' discretion. In the event that one or more certificates are issued, whether in the name of a Shareholder or a nominee, such certificate or certificates shall constitute evidence of ownership of Shares for all purposes, including transfer, assignment or sale of such Shares, subject to such limitations as the Trustees may, in their discretion, prescribe.
     Section 3.. Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by such person's agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer, together with a Share certificate, if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery, the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.
     Section 4..    Treasury of Shares.  Shares held in the
treasury shall, until reissued pursuant to Section 2.1 hereof, not confer any voting rights on the Trustees, nor shall such Shares be entitled to any dividends or other distributions declared with respect to the Shares.
     Section 5.. Investment in the Trust. The Trustees shall accept investments in any Series of the Trust from such persons and on such terms as they may from time to time authorize. At the Trustees' discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the affected
Series is authorized to invest, valued as provided in Article IX,
Section 9.3 hereof. Investments in a Series shall be credited to each Shareholder's account in the form of full Shares at the Net
Asset Value per Share next determined after the investment is received; provided, however, that the Trustees may, in their sole discretion, (a) fix the Net Asset Value per Share of the initial capital contribution, (b) impose a sales charge upon investments in the Trust in such manner and at such time determined by the Trustees or (c) issue fractional Shares.
     Section 6..    Assets and Liabilities of Series.  All
consideration received by the Trust for the issue or sale of Shares of a particular Series, together with assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held and accounted for separately from the other assets of the Trust and of every other Series and may be referred to herein as "assets belonging to" that Series. The assets belonging to a particular Series shall belong to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular
Series shall be allocated by the Trustees between and among one or more of the Series in such manner as the Trustees, in their sole discretion, deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that Series. The assets belonging to a particular Series shall be so recorded upon the books of the Trust, and shall be held by the Trustees in trust for the benefit of the holders of Shares of that Series. The assets belonging to each particular Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees between or among any one or more of the Series in such manner as the Trustees in their sole discretion deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes. The liabilities, expenses, costs, charges and reserves allocated and so charged to a Series are herein referred to as "liabilities belonging to" that Series. Except as provided in the next sentence or otherwise required or permitted by applicable law or any rule or order of the Commission, each Class of a Series shall bear a pro rata portion of the "liabilities belonging to" such Series. To the extent permitted by rule or order of the Commission, the Trustees may allocate all or a portion of any liabilities, expenses, costs, charges and reserves belonging to a Series to a particular Class or Classes as the Trustee may from time to time determine is appropriate. Without limitation of the foregoing provisions of this Section 2.6, but subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets of such Series only, and not against the assets of the Trust generally. Notice of this contractual limitation on inter-Series liabilities may, in the Trustees' sole discretion, be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Delaware Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Delaware Act relating to limitations on inter-Series liabilities (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any person extending credit to, contracting with or having any claim against any Series may look only to the assets of that Series to satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that Series. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.
     Section 7. Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any Series or Class shall have the right to convert or exchange said Shares for or into Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established from time to time by the Trustees.
     Section 8.. No Preemptive Rights. Shareholders shall have no preemptive or other right to subscribe to any additional
Shares or other securities issued by the Trust or the Trustees, whether of the same or other Series.
     Section 9..    Assent to Trust Instrument.  Every
Shareholder, by virtue of having purchased a Share, shall become a Shareholder and shall be held to have expressly assented and agreed to be bound by the terms hereof.
ARTICLE III. --  THE TRUSTEES
     Section 1.. Management of the Trust. Trustees shall have exclusive and absolute control over the Trust Property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the Trust Property and business in their own right, but with such powers of delegation as may be permitted by this Trust Instrument and the 1940 Act. The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United States of America, and in any foreign jurisdiction and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Trust
Instrument, the presumption shall be in favor of a grant of power to the Trustees.
     The enumeration of any specific power in this Trust
Instrument shall not be construed as limiting the aforesaid power.
The powers of the Trustees may be exercised without order of or resort to any court.
     Section 2.. Initial Trustees; Election of Trustees. The initial Trustees shall be the persons named herein. Except for the Trustees named herein or appointed to fill vacancies pursuant to
Section 3.4 of this Article III, the Trustees shall be elected by the Shareholders owning of record a plurality of the Shares voting at a meeting of Shareholders. To the extent required by the 1940 Act, the selection and nomination of those Trustees who are not Interested Persons of the Trust shall be committed to the discretion of those Trustees who are not Interested Persons of the Trust. Such a meeting shall be held on a date fixed by the Trustees. In the event that less than a majority of the Trustees holding office have been elected by Shareholders, the Trustees then in office will call a Shareholders meeting for the election of Trustees in accordance with the 1940 Act.
     Section 3.. Term of Office of Trustees. The Trustees shall hold office during the lifetime of this Trust, and until its termination as herein provided; except (a) that any Trustee may resign such Trustee's trust by written instrument signed by such Trustee and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein;
(b) that any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; and (c) that any Trustee who requests in writing to be retired or who has died, become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of such Trustee's retirement.
     Section 4.. Vacancies and Appointment of Trustees. In case of the declination to serve, death, resignation, retirement, removal, physical or mental incapacity by reason of disease or otherwise, or a Trustee is otherwise unable to serve, or an increase in the number of Trustees, a vacancy shall occur. Whenever a vacancy in the Board of Trustees shall occur, until such vacancy is filled, the other Trustees shall have all the powers hereunder and the certificate of the other Trustees of such vacancy shall be conclusive. In the case of an existing vacancy, the remaining
Trustees shall fill such vacancy by appointing such other person as they in their discretion shall see fit consistent with the limitations under the 1940 Act, unless the Trustees determine, in accordance with Section 3.6, to decrease the size of the Board to the number of remaining Trustees. Such appointment shall be evidenced by a written instrument signed by a majority of the Trustees in office or by resolution of the Trustees, duty adopted, which shall be recorded in the minutes of a meeting of the Trustees, whereupon the appointment shall take effect; provided, however, that, to the extent required by the 1940 Act, the selection and nomination of those Trustees who are not Interested Persons of the Trust shall be committed to the sole discretion of those Trustees who are not Interested Persons of the Trust. An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees. As soon as any Trustee appointed pursuant to this Section 3.4 shall have accepted this trust, or at such date as may be specified in the acceptance whenever made, the trust estate shall vest in the new
Trustee or Trustees, together with the continuing Trustees, without any further act or conveyance, and such person shall be deemed a Trustee hereunder. The power to appoint a Trustee pursuant to this
Section 3.4 is subject to the provisions of Section 16(a) of the 1940
Act.
     Section 5.. Temporary Absence of Trustee. Any Trustee may, by power of attorney, delegate such Trustee's power for a period not exceeding six months at any one time to any other
Trustee or Trustees, provided that in no case shall less than two Trustees personally exercise the other powers hereunder except as herein otherwise expressly provided.
     Section 6..     Number of Trustees.  The number of
Trustees shall be at least seven, and thereafter shall be such number as shall be fixed from time to time by a majority of the Trustees.
     Section 7..    Effect of Death, Resignation, Etc, of a
Trustee. The declination to serve, death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or to revoke any existing agency created pursuant to the terms of this Trust
Instrument.
     Section 8.. Ownership of Assets of the Trust. The assets of the Trust and of each Series shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustees. Legal title in all of the assets of the Trust and the right to conduct any business shall at all times be considered as vested in the Trustees on behalf of the Trust, except that the Trustees may cause legal title to any Trust Property to be held by, or in the name of, the Trust or in the name of any person as nominee. No Shareholder shall be deemed to have a severable ownership in any individual asset of the Trust or of any Series or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in the Trust or Series. The Shares shall be personal property giving only the rights specifically set forth in this Trust Instrument.
ARTICLE IV. -- POWERS OF THE TRUSTEES
     Section 1.. Powers. The Trustees in all instances shall act as principals, and are and shall be free from the control of the Shareholders. The Trustees shall have full power and authority to do any and all acts and to make and execute any and all contracts and instruments that they may consider necessary or appropriate in connection with the management of the Trust. The Trustees shall not in any way be bound or limited by present or future laws or customs in regard to trust investments, but shall have full authority and power to make any and all investments which they, in their sole discretion, shall deem proper to accomplish the purpose of this Trust without recourse to any court or other authority. Subject to any applicable limitation in this Trust Instrument or the Bylaws of the Trust, the Trustees shall have power and authority:
          (a)  To invest and reinvest cash and other
property, and to hold cash or other property uninvested, without in any event being bound or limited by any present or future law or custom in regard to investments by trustees, and to sell, exchange, lend, pledge, mortgage, hypothecate, write options on and lease any or all of the assets of the Trust;
          (b) To operate as and carry on the business of an investment company, and exercise all the powers necessary and appropriate to the conduct of such operations, including the power to invest all or any part of its assets in the securities of other investment companies;
          (c) Subject to the restrictions and policies set forth in the Prospectus and Statement of Additional Information and designated as those which may not be changed without a Majority Shareholder Vote, borrow money and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation or engagement of any other Person and to lend
Trust Property;
          (d) To provide for the distribution of interests of the Trust either through a principal underwriter in the manner hereinafter provided for or by the Trust itself, or both, or otherwise pursuant to a plan of distribution of any kind;
          (e) To adopt Bylaws not inconsistent with this Trust Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders; such Bylaws shall be deemed incorporated and included in this Trust Instrument;
          (f)  To elect and remove such officers and
appoint and terminate such agents and contractors as they consider appropriate, any of whom may be a Trustee, and may provide for the compensation of all of the foregoing;
          (g)  To employ one or more banks, trust
companies or companies that are members of a national securities exchange or such other entities as the Commission may permit as custodians of any assets of the Trust subject to any conditions set forth in this Trust Instrument or in the Bylaws;
          (h) To retain one or more transfer agents and shareholder servicing agents, or both;
          (i) To set record dates in the manner provided herein or in the Bylaws;
          (j) To delegate such authority as they consider desirable to any officers of the Trust and to any investment adviser, manager, custodian, underwriter or other agent or independent contractor;
          (k) To sell, exchange, lend, pledge, mortgage, hypothecate, write options on or lease any or all of the assets of the Trust, subject to the provisions of Article XI, Section 11.3(b) hereof;
          (l) To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities or property;
and to execute and deliver powers of attorney to such person or persons as the Trustees shall deem proper, granting to such person or persons such power and discretion with relation to securities or property as the Trustees shall deem proper;
          (m) To exercise powers and rights of subscription or otherwise which in any manner arise out of ownership of securities;
          (n) To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trust or in the name of a custodian or a nominee or nominees, subject in either case to proper safeguards according to the usual practice of Delaware business trusts or investment companies;
          (o) To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes in accordance with the provisions of Article II hereof and to establish Classes of such Series having relative rights, powers and duties as they may provide consistent with applicable law;
          (p) Subject to the provisions of Section 3804 of the Delaware Act and the 1940 Act, to allocate assets, liabilities and expenses of the Trust to a particular Series or to apportion the same between or among two or more Series, provided that any liabilities or expenses incurred by a particular Series shall be payable solely out of the assets belonging to that Series as provided for in Article II hereof,
          (q) To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation or concern, any security of which is held in the Trust; to consent to any contract, lease, mortgage, purchase, or sale of property by such corporation or concern, and to pay calls or subscriptions with respect to any security held in the Trust;
          (r)  To make distributions of income and of
capital gains to Shareholders in the manner hereinafter provided;
          (s) To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Series or Class, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum upon giving notice to such Shareholder;
          (t)  To establish one or more committees, to
delegate any of the powers of the Trustees to said committees and to adopt a committee charter providing for such responsibilities, membership (including Trustees, officers or other agents of the Trust therein) and any other characteristics of said committees as the Trustees may deem proper. Notwithstanding the provisions of this Article IV, and in addition to such provisions or any other provision of this Trust Instrument or of the Bylaws, the Trustees may by resolution appoint a committee consisting of less than the whole number of Trustees then in office, which committee may be empowered to act for and bind the Trustees and the Trust, as if the acts of such committee were the acts of all the Trustees then in office, with respect to the institution, prosecution, dismissal, settlement, review or investigation of any action, suit or proceeding which shall be pending or threatened to be brought before any court, administrative agency or other adjudicatory body;
          (u) To interpret the investment policies, practices or limitations of any Series;
          (v) Notwithstanding any other provision hereof, to invest all of the assets of any Series in a single open-end investment Company, including investment by means of a transfer of such assets in an exchange for an interest or interests in such investment company;
          (w) To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;
          (x) To the extent permitted by law, indemnify any person with whom the Trust or any Series or Class has dealings;
          (y)  To engage in and to prosecute, defend,
compromise, abandon, or adjust by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims and demands relating to the Trust, and out of the assets of the Trust or any Series or Class thereof to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any appropriate committee thereof, in the exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by any person, including a Shareholder in its own name or the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust.
          (z) To establish a registered office and have a registered agent in the state of Delaware; and
          (aa) In general to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power hereinbefore set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers.
     The foregoing clauses shall be construed both as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series, and not an action in an individual capacity.
     No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.
     Section 2..    Issuance and Repurchase of Shares.  The
Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in Shares and, subject to the provisions set forth in
Article II and Article IX, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust, or the particular Series of the Trust, with respect to which such Shares are issued.
     Section 3..    Trustees and Officers as Shareholders.  Any
Trustee, officer or other agent of the Trust may acquire, own and dispose of Shares to the same extent as if such person were not a Trustee, officer or agent; and any Trustee may issue and sell or cause to be issued and sold Shares to and buy such Shares from any such person or any firm or company in which such Trustee is interested, subject only to the general limitations herein contained as to the sale and purchase of such Shares; and all subject to any restrictions which may be contained in the Bylaws.
     Section 4.. Action by the Trustees. The Trustees shall act by majority vote at a meeting duly called or by unanimous written consent without a meeting or by telephone meeting, provided a quorum of Trustees participate in any such telephone meeting, unless the 1940 Act requires that a particular action be taken only at a meeting at which the Trustees are present in person.
At any meeting of the Trustees, a majority of the Trustees shall constitute a quorum. Meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees or by any two other Trustees. Notice of the time, date and place of all meetings of the Trustees shall be given by the party calling the meeting to each Trustee by telephone, telefax, or telegram sent to each Trustee's home or business address at least 24 hours in advance of the meeting or by written notice mailed to each Trustee's home or business address at least 72 hours in advance of the meeting. Notice need not be given to any Trustee who attends the meeting without objecting to the lack of notice or who executes a written waiver of notice with respect to the meeting. Any meeting conducted by telephone shall be deemed to take place at the principal office of the Trust, as determined by the Bylaws or by the Trustees. Subject to the requirements of the 1940 Act, the Trustees by majority vote may delegate to any one or more of their number their authority to approve particular matters or take particular actions on behalf of the Trust. Written consents or waivers of the Trustees may be executed in one or more counterparts. Execution of a written consent or waiver and delivery thereof to the Trust may be accomplished by telefax.
     Section 5.. Chairman of the Trustees. The Trustees shall appoint one of their number to be Chairman of the Board of Trustees. The Chairman shall preside at all meetings of the Trustees, shall be responsible for the execution of policies established by the Trustees and the administration of the Trust, and may be (but is not required to be) the chief executive, financial and/or accounting officer of the Trust.
     Section 6.. Principal Transactions. Except to the extent prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any investment adviser, distributor or transfer agent for the Trust or with any Interested Person of such person; and the Trust may employ any such person, or firm or company in which such person is an Interested Person as broker, legal counsel, registrar, investment adviser, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.
ARTICLE V. -- EXPENSES OF THE TRUST
     Section 1..    Trustee Reimbursement.  Subject to the
provisions of Article II, Section 2.6 hereof and of the Prospectus and the Statement of Additional Information, the Trustees shall be reimbursed from the Trust estate or the assets belonging to the appropriate Series for their expenses and disbursements, including, without limitation, fees and expenses of Trustees who are not Interested Persons of the Trust, interest expense, taxes, fees and commissions of every kind, expenses of pricing Trust portfolio securities, expenses of issue, repurchase and redemption of Shares, including expenses attributable to a program of periodic repurchases or redemptions, expenses of registering and qualifying the Trust and its Shares under Federal and State laws and regulations or under the laws of any foreign jurisdiction, charges of third parties, including investment advisers, managers, custodians, transfer agents, portfolio accounting and/or pricing agents, and registrars, expenses of preparing and setting up in type prospectuses and statements of additional information and other related Trust documents, expenses of printing and distributing prospectuses sent to existing Shareholders, auditing and legal expenses, reports to Shareholders, expenses of meetings of Shareholders and proxy solicitations therefor, insurance expenses, association membership dues and for such non-recurring items as may arise, including litigation to which the Trust (or a Trustee acting as such) is a party, and for all losses and liabilities by them incurred in administering the Trust, and for the payment of such expenses, disbursements, losses and liabilities the Trustees shall have a lien on the assets belonging to the appropriate Series, or in the case of an expense allocable to more than one Series, on the assets of each such Series, prior to any rights or interests of the Shareholders thereto. This Section shall not preclude the Trust from directly paying any of the aforementioned fees and expenses.
ARTICLE VI. -- INVESTMENT ADVISER, PRINCIPAL
                UNDERWRITER
             AND TRANSFER AGENT

     Section 1.. Investment Adviser. The Trustees may in their discretion, from time to time, enter into (or renew) an investment advisory or management contract or contracts with respect to the Trust or any Series whereby the other party or parties to such contract or contracts shall undertake to furnish the Trustees with such management, investment advisory, statistical and research facilities and services and such other facilities and services, if any, and all upon such terms and conditions, as the Trustees may in their discretion determine. Notwithstanding any other provision of this Trust Instrument, the Trustees may authorize any investment adviser (subject to such general or specific instructions as the Trustees may from time to time adopt) to effect purchases, sales or exchanges of portfolio securities, other investment instruments of the Trust, or other Trust Property on behalf of the Trustees, or may authorize any officer, agent, or Trustee to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser (and all without further action by the Trustees). Any such purchases, sales and exchanges shall be deemed to have been authorized by all of the Trustees.
     The Trustees may authorize, subject to applicable requirements of the 1940 Act, including those relating to Shareholder approval, the investment adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the investment adviser, and upon such terms and conditions, as may be agreed upon between the investment adviser and sub-adviser. Any reference in this Trust Instrument to the investment adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.
     Section 2.. Principal Underwriter. The Trustees may in their discretion from time to time enter into an exclusive or non-exclusive underwriting contract or contracts providing for the sale of Shares, whereby the Trust may either agree to sell Shares to the other party to the contract or appoint such other party its sales agent for such Shares. In either case, the contract shall be on such terms and conditions, if any, as may be prescribed in the Bylaws, and such further terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this
Article VI, or of the Bylaws; and such contract may also provide for the repurchase or sale of Shares by such other party as principal or as agent of the Trust.
     Section 3.. Transfer Agent. The Trustees may in their discretion from time to time enter into one or more transfer agency and Shareholder service contracts whereby the other party or parties shall undertake to furnish the Trustees with transfer agency and Shareholder services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine not inconsistent with the provisions of this Trust
Instrument or of the Bylaws.
     Section 4.. Parties to Contract. Any contract of the character described in Section 4.1(f) of Article IV, this Article VI, or Article VIII may be entered into with any corporation, firm, partnership, trust or association, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract, and no such contract shall be invalidated or rendered void or voidable by reason of the existence of any relationship, nor shall any person holding such relationship be disqualified from voting on or executing the same in such person's capacity as Shareholder and/or
Trustee, nor shall any person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was not inconsistent with the provisions of this Article VI or Article VIII hereof or of the Bylaws. The same person (including a firm, corporation, partnership, trust, or association) may be the other party to contracts entered into pursuant to this Article VI or Article VIII, and any individual may be financially interested or otherwise affiliated with persons who are parties to any or all of the contracts mentioned in this Section
6.4.
     Section 5.. Provisions and Amendments. Any contract entered into pursuant to Sections 6.1 or 6.2 of this Article VI shall be consistent with and subject to the requirements of Section 15 of the 1940 Act or other applicable Act of Congress hereafter enacted with respect to its continuance in effect, its termination, and the method of authorization and approval of such contract or renewal thereof, and no amendment to any contract entered into pursuant to
Section 6.1 of this Article VI shall be effective unless assented to in a manner consistent with the requirements of said Section 15, as modified by any applicable rule, regulation or order of the Commission.
ARTICLE VII. -- SHAREHOLDERS' VOTING POWERSAND
                  MEETINGS

     Shareholders shall have such power to vote as is provided
for in the Bylaws.  Special meetings of the Shareholders shall be called as is provided in the Bylaws.
ARTICLE VIII. --  CUSTODIAN
     The Trustees shall at all times employ a bank, a company
that is a member of a national securities exchange, the Trust, or such other person as may be permitted by the Commission as
custodian with authority as its agent, but subject to such
restrictions, limitations and other requirements, if any, as may be contained in the 1940 Act or the Bylaws:
          (1)  to receive and receipt for any monies due to
the Trust and deposit the same in its own banking department or elsewhere as the Trustees may direct; and
          (2)  to disburse such funds upon orders or
vouchers;
and the Trust may also employ such custodian as its agent:
          (3)  to keep the books and accounts of the Trust
or of any Series or Class and furnish clerical and accounting services; and
          (4)  to compute, if authorized to do so by the
Trustees, the Net Asset Value of any Series, or Class thereof, in accordance with the provisions hereof;
all upon such basis of compensation as may be agreed upon
between the Trustees and the custodian.
     The Trustees may also authorize the custodian to employ
one or more sub-custodians from time to time to perform such of the acts and services of the custodian, and upon such terms and conditions, as may be agreed upon between the custodian and such sub-custodian and approved by the Trustees, provided that in every case such sub-custodian shall be a eligible to act as a custodian in accordance with the 1940 Act.
 ARTICLE IX. -- DISTRIBUTIONS AND REDEMPTIONS
     Section 1..    Distributions.
          (a)  The Trustees may from time to time declare
and pay dividends or other distributions with respect to any Series or Class.  The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust
Property shall be wholly in the discretion of the Trustees.
          (b)  Dividends and other distributions may be paid
or made to the Shareholders of record at the time of declaring a dividend or other distribution or among the Shareholders of record at such other date or time or dates or times as the Trustees shall determine, which dividends or distributions, at the election of the Trustees, may be paid pursuant to a standing resolution or resolutions adopted only once or with such frequency as the
Trustees may determine.  The Trustees may adopt and offer to
Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem
appropriate.
          (c)  Anything in this Trust Instrument to the
contrary notwithstanding, the Trustees may at any time declare and distribute a stock dividend pro rata among the Shareholders of a particular Series, or Class thereof, as of the record date of that
Series or Class fixed as provided in Section (b) hereof.  The
Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the
Shareholders.
     Section 2..     Redemptions.  In case any Shareholder of
Shares of a particular Series desires to dispose of such
Shareholder's Shares or any portion thereof, such Shareholder may deposit at the office of the transfer agent or other authorized agent of that Series a written request or such other form of request as the Trustees may from time to time authorize, requesting that the Series purchase the Shares in accordance with this Section 9.2; and the Shareholder so requesting shall be entitled to require the Series to purchase, and the Series or the principal underwriter of the Series shall purchase, such Shareholder's said Shares, but only at the Net
Asset Value thereof (as described in Section 9.3 of this Article IX).
The Series shall make payment for any such Shares to be
redeemed, as aforesaid, in cash or property from the assets of that Series and payment for such Shares shall be made by the Series or the principal underwriter of the Series to the Shareholder of record within seven (7) days after the date upon which the request is effective or as otherwise set forth in the Prospectus and the
Statement of Additional Information.  Upon redemption, Shares shall become treasury Shares and may be re-issued from time to time.
     Section 3..    Determination of Net Asset Value and
Valuation of Portfolio Assets.  The term "Net Asset Value" of any
Series shall mean that amount by which the assets of that Series exceed its liabilities, all as determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.
Such value shall be determined separately for each Series and shall be determined on such days and at such times as the Trustees may determine. Such determination shall be made with respect to securities for which market quotations are readily available, at the market value of such securities; and with respect to other securities and assets, at the fair value as determined in good faith by the Trustees; provided, however, that the Trustees, without Shareholder approval, may alter the method of valuing portfolio securities insofar as permitted under the 1940 Act and the rules, regulations and interpretations thereof promulgated or issued by the
Commission or insofar as permitted by any Order of the
Commission applicable to the Series.  The Trustees may delegate any of their powers and duties under this Section 9.3 with respect to valuation of assets and liabilities. The resulting amount, which shall represent the total Net Asset Value of the particular Series, shall be divided by the total number of Shares of that Series outstanding at the time and the quotient so obtained shall be the
Net Asset Value per Share of that Series.  At any time the Trustees may cause the Net Asset Value per Share last determined to be determined again in similar manner and may fix the time when such redetermined value shall become effective.  If, for any reason, the net income of any Series, determined at any time, is a negative amount the Trustees shall have the power with respect to that
Series (i) to offset each Shareholder's pro rata share of such negative amount from the accrued dividend account of such
Shareholder, or (ii) to reduce the number of Outstanding Shares of such Series by reducing the number of Shares in the account of each Shareholder by a pro rata portion of that number of full and fractional Shares which represents the amount of such excess negative net income, or (iii) to cause to be recorded on the books of such Series an asset account in the amount of such negative net income (provided that the same shall thereupon become the
property of such Series with respect to such Series and shall not be paid to any Shareholder), which account may be reduced by the amount of dividends declared thereafter upon the Outstanding
Shares of such Series on the day such negative net income is experienced, until such asset account is reduced to zero; (iv) to combine the methods described in clauses (i), (ii) and (iii) of this sentence; or (v) to take any other action they deem appropriate in order to cause (or in order to assist in causing) the Net Asset Value per Share of such Series to remain at a constant amount per
Outstanding Share immediately after each such determination and declaration. The Trustees shall also have the power not to declare a dividend out of net income for the purpose of causing the Net
Asset Value per Share to be increased. The Trustees shall not be required to adopt, but may at any time adopt, discontinue or amend, the practice of maintaining the Net Asset Value per Share of the Series at a constant amount.
     Section 4..    Suspension of the Right of Redemption.  The
Trustees may declare a suspension of the right of redemption or postpone the date of payment as permitted under the 1940 Act.
Such suspension shall take effect at such time as the Trustees shall specify but not later than the close of business on the business day next following the declaration of suspension, and thereafter there shall be no right of redemption or payment until the Trustees shall declare the suspension at an end. In the case of a suspension of the right of redemption, a Shareholder may either withdraw such
Shareholder's request for redemption or receive payment based on the Net Asset Value per Share next determined after the termination of the suspension.  In the event that any Series is divided into
Classes, the provisions of this Section 9.4, to the extent applicable as determined in the discretion of the Trustees and consistent with applicable law, may be equally applied to each such Class.
     Section 5..    Redemption of Shares in Order to Qualify as
Regulated Investment Company.  If the Trustees shall, at any time and in good faith, be of the opinion that direct or indirect ownership of Shares of any Series has or may become concentrated in any Person to an extent which would disqualify any Series as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power (but not the obligation) by lot or other means deemed equitable by them (i) to call for
redemption by any such Person of a number, or principal amount, of Shares sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification and (ii) to refuse to transfer or issue Shares to any Person whose acquisition of the Shares in question would result in such disqualification. The redemption shall be effected at the redemption price and in the manner provided in this Article IX.
     The Shareholders shall upon demand disclose to the
Trustees in writing such information with respect to direct and indirect ownership of Shares as the Trustees deem necessary to comply with the provisions of the Internal Revenue Code, or to comply with the requirements of any other taxing authority.
  ARTICLE X. -- LIMITATION OF LIABILITY AND
INDEMNIFICATION
     Section 1..    Limitation of Liability.   No Trustee or
officer shall be liable for any act or omission or any conduct whatsoever in such Trustee's or officer's capacity as Trustee or officer, provided that nothing contained herein or in the Delaware
Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer hereunder.
     Section 2..    Indemnification.
          (a)  Subject to the exceptions and limitations
contained in Section (b) below:
               (i)  every Person who is, or has been, a
Trustee or officer of the Trust (hereinafter referred to as a
"Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Covered Person in connection with any claim, action, suit or proceeding in which such Covered
Person becomes involved as a party or otherwise by virtue of such
Covered Person being or having been a Trustee or officer and against amounts paid or incurred by such Covered Person in the settlement thereof;
               (ii) the words "claim," "action," "suit," or
"proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and
"expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
          (b)  No indemnification shall be provided
hereunder to a Covered Person:
               (i)  who shall have been adjudicated by a
court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office or (B) not to have acted in good faith in the reasonable belief that such Person's action was in the best interest of the Trust; or
               (ii) in the event of a settlement unless
there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office,
                    (A)  by the court or other body
approving the settlement;
                    (B)  by at least a majority of those
Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts
(as opposed to a full trial-type inquiry); or
                    (C)  by written opinion of
independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);
     provided, however, that any Shareholder may, by
appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.
          (c)  The rights of indemnification herein provided
may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered
Persons, and other persons may be entitled by contract or otherwise under law.
          (d)  Expenses in connection with the preparation
and presentation of a defense to any claim, action, suit or
proceeding of the character described in paragraph (a) of this
Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by such Covered Person to the Trust or Series if it is
ultimately determined that such Covered Person is not entitled to indemnification under this Section 10.2; provided, however, that (a)
such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the
Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.
     Section 3..    Shareholders.  In case any Shareholder or
former Shareholder of any Series shall be held to be personally liable solely by reason of such person's being or having been a Shareholder of such Series and not because of such person's acts or omissions or for some other reason, the Shareholder or former Shareholder (or such person's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.
The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.
        ARTICLE XI. -- MISCELLANEOUS
     Section 1.. Trust Not a Partnership. It is hereby expressly declared that a trust and not a partnership is created hereby. No Trustee hereunder shall have any power to bind personally either the Trust's officers or any Shareholder.  All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series or (if the Trustees shall have yet to have established Series) of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of their agents, whether past, present or future, shall be personally liable therefor.  Nothing in this Trust Instrument shall protect a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of
Trustee hereunder. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the
Trust or to a Series shall include a recitation limiting the obligations represented thereby to the Trust or to one or more
Series and its or their assets (but the omission of such recitation shall not operate to bind any Shareholder, Trustee, officer, employee or agent of the Trust).
     Section 2..    Trustee's Good Faith Action, Expert Advice,
No Bond or Surety.  The exercise by the Trustees of their powers and discretions hereunder in good faith and with reasonable care under the circumstances then prevailing shall be binding upon everyone interested.  The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of Article X hereof and to Section 11.1 of this
Article XI, the Trustees shall not be liable for errors of judgment or mistakes of fact or law.  In discharging their duties, the
Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by an officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of
a contracting party appointed by the Trustees.   The Trustees may
take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument, and subject to the provisions of Article X hereof and Section 11.1 of this Article XI, shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice.  The Trustees shall not be required to give any bond as such, nor any surety if a bond is obtained.
     Section 3..    Termination of Trust.
          (a)  This Trust shall continue without limitation
of time but subject to the provisions of subsection (b) of this
Section 11.3.
          (b)  The Trustees may, subject to a Majority
Shareholder Vote of each Series affected by the matter or, if applicable, to a Majority Shareholder Vote of the Trust, and subject to a vote of a majority of the Trustees,
               (i)  sell and convey all or substantially all
of the assets of the Trust or any affected Series to another trust, partnership, association or corporation, or to a separate series of shares thereof, organized under the laws of any state which trust, partnership, association or corporation is an open-end management investment company as defined in the 1940 Act, or is a series thereof, for adequate consideration which may include the
assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Series, and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, association or corporation or of a series thereof; or
               (ii) at any time sell and convert into
money all of the assets of the Trust or any affected Series.
     Upon making reasonable provision, in the determination of
the Trustees, for the payment of all such liabilities in either (i) or
(ii), by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) of each
Series (or Class) ratably among the holders of Shares of that Series then outstanding.
          (c)  Upon completion of the distribution of the
remaining proceeds or the remaining assets as provided in
paragraph (b), the Trust or any affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties with respect to the Trust or Series shall be canceled and discharged.
     Upon termination of the Trust, following completion of
winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust's certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee.
     Section 4..    Reorganization.  Notwithstanding anything
else herein, the Trustees, in order to change the form of
organization of the Trust, may, without prior Shareholder approval,
(i) cause the Trust to merge or consolidate with or into one or more trusts, partnerships, associations or corporations so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, that will succeed to or assume the Trust's registration under that Act and which is formed, organized or existing under the laws of a state, commonwealth possession or colony of the United States or (ii)
cause the Trust to incorporate under the laws of Delaware.  Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees and facsimile signatures conveyed by electronic or telecommunication means shall be valid.
     Pursuant to and in accordance with the provisions of Section
3815(f) of the Delaware Act, and notwithstanding anything to the contrary contained in this Trust Instrument, an agreement of merger or consolidation approved by the Trustees in accordance with this
Section 11.4 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust if it is the surviving or resulting trust in the merger or consolidation.
     Section 5..    Filing of Copies, References, Headings.  The
original of a copy of this Trust Instrument and of each amendment hereof or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder.
Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments or supplements have been made and as to any matters in connection with the Trust hereunder, and, with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Trust Instrument or of any such amendment or supplemental Trust Instrument.  In this
Trust Instrument or in any such amendment or supplemental Trust Instrument, references to this Trust Instrument, and all expressions like "herein," "hereof" and "hereunder," shall be deemed to refer to this Trust Instrument as amended or affected by any such
supplemental Trust Instrument.   Headings are placed herein for
convenience of reference only and in case of any conflict, the text of this Trust Instrument, rather than the headings, shall control.
This Trust Instrument may be executed in any number of counterparts each of which shall be deemed an original.
     Section 6.. Applicable Law. The trust set forth in this instrument is made in the State of Delaware, and the Trust and this Trust Instrument, and the rights and obligations of the Trustees and Shareholders hereunder, are to be governed by and construed and administered according to the Delaware Act and the laws of said
State; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of
Section 3540 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Delaware Act) pertaining to trusts which relate to or regulate (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a "business trust", and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Delaware Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.
     Section 7.. Amendments. Except as specifically provided herein, the Trustees may, without Shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment, a Trust Instrument supplemental hereto or an amended and restated Trust Instrument. Shareholders shall have the right to vote (i) on any amendment which would affect their right to vote,
(ii) on any amendment to this Section 11.7, (iii) on any amendment as may be required by law or by the Trust's registration statement filed with the Commission and (iv) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to Shareholders which, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, any amendment to Article 10 hereof shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered
Persons prior to such amendment.
     Section 8.. Fiscal Year. The fiscal year of the Trust shall end on a specified date as set forth in the Bylaws, provided, however, that the Trustees may, without Shareholder approval, change the fiscal year of the Trust.
     Section 9..     Provisions in Conflict with Law.  The
provisions of this Trust Instrument are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or with other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument; provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Trust Instrument shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Trust
Instrument in any jurisdiction.



      IN WITNESS WHEREOF, the undersigned, being all of the initial Trustees of the Trust, have executed this instrument as of March 26, 1997.

                              /s/ Jeffrey C. Brown
                              Jeffrey C. Brown, as Trustee
                              and not individually.


                              /s/Stephen Patrylak
                              Stephen Patrylak, as Trustee
                              and not individually.


                              /s/Larissa N. Patrylak
                              Larissa N. Patrylak, as Trustee
                              and not individually.


                              /s/Kathryn A. Brown
                              Katheryn A. Brown, as Trustee
                              and not individually.


                              /s/Alvin Brown
                              Alvin Brown, as Trustee
                              and not individually.


                              /s/Howard S. Lubin
                              Howard S. Lubin, as Trustee
                              and not individually.


                              /s/Leonid D. Rudnytzky
                              Leonid D. Rudnytzky, as Trustee
                              and not individually.






                   Exhibit 2



                    BYLAWS
                      of
         THE DRESHER FAMILY OF FUNDS


     These Bylaws of The Dresher Family of Funds (the "Trust"), a Delaware business trust, are subject to the Trust Instrument of the Trust dated March 26, 1997, as from time to time amended, supplemented or restated (the "Trust Instrument"). Capitalized terms used herein which are defined in the Trust Instrument are used as therein defined.


                  ARTICLE I.
               PRINCIPAL OFFICE

     The principal office of the Trust shall be located in Dresher, Pennsylvania, or such other location as the Trustees may, from time to time, determine. The Trust may establish and maintain such other offices and places of business as the Trustees may, from time to time, determine.


                 ARTICLE II.
         OFFICERS AND THEIR ELECTION

Officers

     Section 1. The officers of the Trust shall be a President, a Treasurer, a Secretary, and such other officers as the Trustees may from time to time elect. The Trustees may delegate to any officer or committee the power to appoint any subordinate officers or agents.
It shall not be necessary for any Trustee or other officer to be a Shareholder in the Trust.

Election of Officers

     Section 2. The Treasurer and Secretary shall be chosen by the Trustees. The President shall be chosen by and from the Trustees.
Two or more offices may be held by a single person except the offices of President and Secretary. Subject to the provisions of
Section 12 hereof, the President, the Treasurer and the Secretary shall each hold office until their successors are chosen and qualified and all other officers shall hold office at the pleasure of the Trustees.

Resignations

     Section 3.  Any officer of the Trust may resign,
notwithstanding Section 2 hereof, by filing a written resignation with the President, the Trustees or the Secretary, which resignation shall take effect on being so filed or at such time as may be therein specified.

                 ARTICLE III.
  POWERS AND DUTIES OF OFFICERS AND TRUSTEES

Management Of The Trustee-General

     Section 1. The business and affairs of the Trust shall be managed by, or under the direction of, the Trustees, and they shall have all powers necessary and desirable to carry out their responsibilities, so far as such powers are not inconsistent with the laws of the State of Delaware, the Trust Instrument or with these Bylaws.

Executive And Other Committees

     Section 2. The Trustees may elect from their own number an executive committee, which shall have any or all the powers of the Trustees while the Trustees are not in session. The Trustees may also elect from their own number other committees from time to time.
The number composing such committees and the powers conferred upon the same are to be determined by vote of a majority of the Trustees. All members of such committees shall hold such offices at the pleasure of the Trustees. The Trustees may abolish any such committee at any time. Any committee to which the Trustees delegate any of their powers or duties shall keep records of its meetings and shall report its actions to the Trustees. The Trustees shall have power to rescind any action of any committee, but no such rescission shall have retroactive effect.

Compensation

     Section 3. Each Trustee and each committee member may receive such compensation for such person's services and reimbursement for such person's expenses as may be fixed from time to time by resolution of the Trustees.

Chairman Of The Trustees

     Section 4. The Trustees shall appoint from among their number a Chairman who shall serve as such at the pleasure of the Trustees. When present, the Chairman shall preside at all meetings of the Shareholders and the Trustees, and may, subject to the approval of the Trustees, appoint a Trustee to preside at such meetings in the Chairman's absence. The Chairman shall perform such other duties as the Trustees may from time to time designate.

President

     Section 5. The President shall be the chief executive officer of the Trust and, subject to the direction of the Trustees, shall have general administration of the business and policies of the Trust. Except as the Trustees may otherwise order, the President shall have the power to grant, issue, execute or sign such powers of attorney, proxies, agreements or other documents as may be deemed advisable or necessary in the furtherance of the interests of the Trust or any Series thereof. The President shall also have the power to employ attorneys, accountants and other advisers and agents and counsel for the Trust. The President shall perform such duties additional to all of the foregoing as the Trustees may from time to time designate.

Treasurer

     Section 6. The Treasurer shall be the principal financial and accounting officer of the Trust. The Treasurer shall deliver all funds and securities of the Trust which may come into the Treasurer's hands to such company as the Trustees shall employ as custodian in accordance with the Trust Instrument and applicable provisions of law. The Treasurer shall make annual reports regarding the business and condition of the Trust, which reports shall be preserved in Trust records, and shall furnish such other reports regarding the business and condition of the Trust as the Trustees may from time to time require. The Treasurer shall perform such additional duties as the Trustees may from time to time designate.

Secretary

     Section 7. The Secretary shall record in books kept for the purpose all votes and proceedings of the Trustees and the Shareholders at their respective meetings. The Secretary shall have the custody of the seal of the Trust. The Secretary shall perform such additional duties as the Trustees may from time to time designate.

Vice President

     Section 8. Any Vice President of the Trust shall perform such duties as the Trustees or the President may from time to time designate. At the request or in the absence or disability of the President, the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) may perform all the duties of the President and, when so acting, shall have all the powers of and be subject to all the restrictions upon the President.

Assistant Treasurer

     Section 9. Any Assistant Treasurer of the Trust shall perform such duties as the Trustees or the Treasurer may from time to time designate, and, in the absence of the Treasurer, the senior Assistant Treasurer, present and able to act, may perform all the duties of the Treasurer.

Assistant Secretary

     Section 10. Any Assistant Secretary of the Trust shall perform such duties as the Trustees or the Secretary may from time to time designate, and, in the absence of the Secretary, the senior Assistant Secretary, present and able to act, may perform all the duties of the Secretary.

Subordinate Officers

     Section 11. The Trustees from time to time may appoint such other officers or agents as they may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Trustees may determine. The Trustees from time to time may delegate to one or more officers or committees of Trustees the power to appoint any such subordinate officers or agents and to prescribe their respective terms of office, authorities and duties.

Surety Bonds

     Section 12. The Trustees may require any officer or agent of the Trust to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Commission) to the Trust in such sum and with such surety or sureties as the Trustees may determine, conditioned upon the faithful performance of such person's duties to the Trust including responsibility for negligence and for the accounting of any of the Trust's property, funds or securities that may come into such person's hands.

Removal

     Section 13.  Any officer may be removed from office
whenever in the judgment of the Trustees the best interests of the Trust will be served thereby, by the vote of a majority of the Trustees given at any regular meeting or any special meeting of the Trustees.
In addition, any officer or agent appointed in accordance with the provisions of Section 10 hereof may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Trustees.

Remuneration

     Section 14. The salaries or other compensation, if any, of the officers of the Trust shall be fixed from time to time by resolution of the Trustees.


                 ARTICLE IV.
            SHAREHOLDERS' MEETINGS

Special Meetings

     Section 1. Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in the Trust Instrument and for such other purposes as may be prescribed by law, by the Trust Instrument or by these Bylaws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. If the meeting is a meeting of the Shareholders of one or more Series or classes of Shares, but not a meeting of all Shareholders of the Trust, then only special meetings of the Shareholders of such one or more Series or classes shall be called and only the shareholders of such one or more Series or classes shall be entitled to notice of and to vote at such meeting.

Notices

     Section 2. Except as above provided, notices of any meeting of the Shareholders shall be given by the Secretary by delivering or mailing, postage prepaid, to each Shareholder entitled to vote at said meeting, written or printed notification of such meeting at least 7 calendar days before the meeting, to such address as may be registered with the Trust by the Shareholder. Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice, executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. Notice of adjournment of a Shareholders' meeting to another time or place need not be given, if such time and place are announced at the meeting or reasonable notice is given to persons present at the meeting and the adjourned meeting is held within a reasonable time after the date set for the original meeting.

Voting Rights

     Section 3. On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series; and (ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such Series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more classes of a Series, in which case any such matter shall be voted on by such class or classes. A Shareholder of each Series shall be entitled to one vote for each dollar of Net Asset Value (number of Shares owned times Net Asset Value per Share) of such Series on any matter on which such Shareholder is entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election
of Trustees.   Until Shares are issued, the Trustees may exercise all
rights of Shareholders and may take any action required or permitted by law, the Trust Instrument or any of these Bylaws to be taken by Shareholders.

Quorum and Required Vote.

     Section 4.     A majority of Shares entitled to vote in
person or by proxy shall be a quorum for the transaction of
business at a Shareholders meeting, except that where any provision of law or of these Bylaws permits or requires that holders of any
Series shall vote as a Series (or that holders of a class shall vote as a class), then a majority of the aggregate number of Shares of that Series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Series (or that
class).   Except when a larger vote is required by law or these
Bylaws, a majority of the Shares voted in person or by proxy shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law permits or requires that the holders of any Series shall vote as a Series (or that the holders of any class shall vote as a class), then a majority of the Shares present in person or by proxy of that Series or, if required by law, a Majority Shareholder Vote of that Series (or class), voted on the matter in person or by proxy shall decide that matter insofar as that Series
(or class) is concerned.   "Majority Shareholder Vote" shall have
the same meaning as the term "vote of a majority of the outstanding voting securities" is given in the Investment Company
Act of 1940, as modified by or interpreted by any applicable order or orders of the Securities and Exchange Commission or any rules or regulations adopted or interpretive releases of the Securities and Exchange Commission thereunder.

Voting-Proxies

     Section 5. Shareholders entitled to vote may vote either in person or by proxy, provided that either (i) an instrument authorizing such proxy to act is executed by the Shareholder in writing and dated not more than 11 months before the meeting, unless the instrument specifically provides for a longer period or (ii) the Trustees adopt by resolution an electronic, telephonic, computerized or other alternative to execution of a written instrument authorizing the proxy to act which authorization is received not more than 11 months before the meeting. Proxies shall be delivered to the Secretary or other person responsible for recording the proceedings before being voted. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Trust receives a specific written notice to the contrary from any one of them. Unless otherwise specifically limited by their terms, proxies shall entitle the holder thereof to vote at any adjournment of a meeting. A proxy purporting to be exercised by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden or proving invalidity shall rest on the challenger. At all meetings of the Shareholders, unless the voting is conducted by inspectors, all questions relating to the qualifications of voters, the validity of proxies, and the acceptance or rejection of votes shall be decided by the Chairman of the meeting. Except as otherwise provided herein or in the Trust Instrument, or as these Bylaws or such Trust Instrument may be amended or supplemented from time to time, all matters relating to the giving, voting or validity of proxies shall be governed by the General Corporation Law of the State of Delaware relating to proxies, and judicial interpretations thereunder, as if the Trust were a Delaware corporation and the Shareholders were shareholders of a Delaware corporation.

Place Of Meeting

     Section 6. All special meetings of the Shareholders shall be held at the principal place of business of the Trust or at such other place in the United States of America as the Trustees may designate.

Action Without a Meeting

     Section 7. Any action to be taken by Shareholders may be taken without a meeting if all Shareholders entitled to vote on the matter consent to the action in writing and the written consents are filed with the records of meetings of Shareholders of the Trust. Such consent shall be treated for all purposes as a vote at a meeting of the Shareholders held at the principal place of business of the Trust.

Record Dates

     Section 8. For purposes of determining the Shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may fix a date from time to time, which shall not be more than 90 days before the date of any meeting of Shareholders or the date for the payment of any dividend or other distribution, as the record date for determining the Shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only Shareholders of record on such date shall have such right notwithstanding any transfer of Shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.


                  ARTICLE V.
              TRUSTEES' MEETINGS

Special Meetings

     Section 1. Special meetings of the Trustees may be called orally or in writing by the Chairman of the Board of Trustees or any two other Trustees.

Regular Meetings

     Section 2. Regular meetings of the Trustees may be held at such places and at such times as the Trustees may from time to time determine; each Trustee present at such determination shall be deemed a party calling the meeting and no call or notice will be required to such Trustee provided that any Trustee who is absent when such determination is made shall be given notice of the determination by the Chairman or any two other Trustees, as provided for in Section 4.4 of the Trust Instrument.

Quorum

     Section 3. A majority of the Trustees shall constitute a quorum for the transaction of business and an action of a majority of the quorum shall constitute action of the Trustees.

Notice

     Section 4. Except as otherwise provided, notice of any special meeting of the Trustees shall be given by the party calling the meeting to each Trustee, as provided for in Section 4.4 of the Trust Instrument. A written notice may be mailed, postage prepaid, addressed to each Trustee at each Trustee's address as registered on the books of the Trust or, if not so registered, at such Trustee's last known address.

Place Of Meeting

     Section 5. All special meetings of the Trustees shall be held at the principal place of business of the Trust or such other place as the Trustees may designate. Any meeting may adjourn to any place.

Special Action

     Section 6. When all the Trustees shall be present at any meeting, however called or wherever held, or shall assent to the holding of the meeting without notice, or shall sign a written assent thereto filed with the record of such meeting, the acts of such meeting shall be valid as if such meeting had been regularly held.

Action By Consent

     Section 7. Any action by the Trustees may be taken without a meeting if a written consent thereto is signed by a the Trustees and filed with the records of the Trustees' meetings. Such consent shall be treated, for all purposes, as a vote at a meeting of the Trustees held at the principal place of business of the Trust.

Participation in Meetings By Conference Telephone

     Section 8. Trustees may participate in a meeting of Trustees by conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other, and such participation shall constitute presence in person at such meeting. Any meeting conducted by telephone shall be deemed to take place at and from the principal office of the Trust.


                 ARTICLE VI.
        SHARES OF BENEFICIAL INTEREST

     Section 1. The beneficial interest in the Trust shall at all times be divided into such transferable Shares of one or more separate and distinct Series, or classes thereof, as the Trustees shall from time to time create and establish. The number of Shares is unlimited, and each Share of each Series or class thereof shall be without par value and shall represent an equal proportionate interest with each other Share in the Series, none having priority or preference over another, except to the extent that such priorities or preferences are established with respect to one or more classes of shares consistent with applicable law and any rule or order of the Commission.

Transfer of Shares

     Section 2. The Shares of the Trust shall be transferable, so as to affect the rights of the Trust, only by transfer recorded on the books of the Trust, in person or by attorney.

Equitable Interest Not Recognized

     Section 3. The Trust shall be entitled to treat the holder of record of any Share or Shares of beneficial interest as the holder in fact thereof, and shall not be bound to recognize any equitable or other claim or interest in such Share or Shares on the part of any other person except as may be otherwise expressly provided by law.

Share Certificate

     Section 4. No certificates certifying the ownership of Shares shall be issued except as the Trustees may otherwise authorize. The Trustees may issue certificates to a Shareholder of any Series or class thereof for any purpose and the issuance of a certificate to one or more Shareholders shall not require the issuance of certificates generally. In the event that the Trustees authorize the issuance of Share certificates, such certificate shall be in the form proscribed from time to time by the Trustees and shall be signed by the President or a Vice President and by the Treasurer, Assistant Treasurer, Secretary or Assistant Secretary. Such signatures may be facsimiles if the certificate is signed by a transfer or shareholder services agent or by a registrar other than a Trustee, officer or employee of the Trust. In case any officer who has signed or whose facsimile signature has been placed on such certificate shall have ceased to be such officer before such certificate is issued, it may be issued by the Trust with the same effect as if he or she were such officer at the time of its issue.

     In lieu of issuing certificates for Shares, the Trustees or the transfer or shareholder services agent may either issue receipts therefor or may keep accounts upon the books of the Trust for the record holders of such Shares, who shall in either case be deemed, for all purposes hereunder, to be the holders of certificates for such Shares as if they had accepted such certificates and shall be held to have expressly assented and agreed to the terms hereof.

Loss of Certificate

     Section 5. In the case of the alleged loss or destruction or the mutilation of a Share certificate, a duplicate certificate may be issued in place thereof, upon such terms as the Trustees may prescribe.

Discontinuance of Issuance Of Certificates

     Section 6. The Trustees may at any time discontinue the issuance of Share certificates and may, by written notice to each Shareholder, require the surrender of Share certificates to the Trust for cancellation. Such surrender and cancellation shall not affect the ownership of Shares in the Trust.


                 ARTICLE VII.
       OWNERSHIP OF ASSETS OF THE TRUST

     The Trustees, acting for and on behalf of the Trust, shall be deemed to hold legal and beneficial ownership of any income earned on securities held by the Trust issued by any business entity formed, organized or existing under the laws of any jurisdiction other than a state, commonwealth, possession or colony of the United States or the laws of the United States.


                ARTICLE VIII.
             INSPECTION OF BOOKS

     The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the Shareholders; and no Shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the Shareholders.


                 ARTICLE IX.
INSURANCE OF OFFICERS, TRUSTEES, AND EMPLOYERS

     The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person's status as such, whether or not the Trustees would have the power to indemnify such person against such liability.

     The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.


                  ARTICLE X.
                     SEAL

     The seal of the Trust shall be circular in form bearing the inscription:

     "THE DRESHER FAMILY OF FUNDS -- 1997
            THE STATE OF DELAWARE"

     The form of the seal shall be subject to alteration by the Trustees and the seal may be used by causing it or a facsimile to be impressed or affixed or Printed or otherwise reproduced.

     Any officer or Trustee of the Trust shall have authority to affix the seal of the Trust to any document, instrument or other paper executed and delivered by or on behalf of the Trust; however, unless otherwise required by the Trustees, the seal shall not be necessary to be placed on and its absence shall not impair the validity of any document, instrument, or other paper executed by or on behalf of the Trust.


                 ARTICLE XI.
                 FISCAL YEAR

     The fiscal year of the Trust shall end on such date as the Trustees shall from time to time determine.


                 ARTICLE XII.
                  AMENDMENTS

     These Bylaws may be amended at any meeting of the Trustees by a majority vote.


                ARTICLE XIII.
           REPORTS TO SHAREHOLDERS

     The Trustees shall at least semi-annually submit to the Shareholders a written financial report of the Trust including financial statements which shall be certified at least annually by independent public accountants.


                 ARTICLE XIV.
                   HEADINGS

     Headings are placed in these Bylaws for convenience of reference only and in case of any conflict, the text of these Bylaws rather than the headings shall control.